united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:  631-470-2633

Date of fiscal year end: 10/31

Date of reporting period:  4/30/24

Item 1. Reports to Stockholders.

Navigator Equity Hedged Fund		
Share Class	Ticker	Cusip
A share	NAVAX	66537X803
I share	NAVIX	66537X878
C share	NAVCX	66537X886

Navigator Tactical Fixed Income Fund		
Share Class	Ticker	Cusip
A share	NTBAX	66538B594
I share	NTBIX	66538B578
C share	NTBCX	66538B586

Navigator Tactical Investment Grade Bond Fund		
Share Class	Ticker	Cusip
I share	NTIIX	66538J399

Navigator Tactical U.S. Allocation Fund		
Share Class	Ticker	Cusip
I share	NTAIX	66538J415

Navigator Ultra Short Bond Fund		
Share Class	Ticker	Cusip
A share	NUSAX	66538J530
I share	NUSIX	66538J522

Distributed by
Northern Lights Distributors, LLC
Member FINRA

Advised by
Clark Capital Management Group

Semi-Annual Report

April 30, 2024

1-877-766-2264 • www.navigatorfunds.com

One Liberty Place | 53rd Floor | 1650 Market Street | Philadelphia, PA 19103 | 800.766.2264 | www.navigatorfunds.com

Navigator® Equity Hedged Fund

K. Sean Clark, CFA® — Chief Investment Officer

April 30, 2024

It was a very good six-month period for the markets as the cyclical advance that began last year carried major indices to new all-time highs. The S&P 500 Index was positive for the fifth straight month before suffering modest losses in April. The major factors influencing the markets over the past six-months were:

1.	Strong momentum which helped the market power higher in the face of higher interest rates.

2.	Re-pricing of the number of rate cuts expected. Coming into the year the market was expecting six rate cuts and by the end of April less than two rate cuts were priced into expectations.

3.	Credit remained strong and outperformed duration. Within credit, lower quality paper outperformed higher quality.

Disinflation, a less hostile Fed, reduced recession risks, and solid earnings growth have created a goldilocks backdrop for risk assets. Fed Chairman Powell recently spoke at Stanford University on the topics of the economy and monetary policy where he said, “I think we’ve gotten to what is, knock on wood, a pretty good place.” He added, “We’re using our tools to try to bring inflation down the rest of the way to 2%, while all the while keeping the economy strong as well.”

The widespread expectation that the Fed will lower interest rates this year is linked to the widespread expectation that the labor market will weaken. Both of those scenarios seem to have been pushed out a bit.

Equity markets enjoyed strong gains led by large cap U.S. indices with the S&P 500 gaining 20.97%, the Russell 2000 Index of small cap stocks 19.64%, and the MSCI ACWI ex-US 17.69%. Fixed Income returns were also solid with credit outperforming. The Bloomberg Barclays U.S. Corporate High Yield Index gained 8.99%, while the Aggregate Bond Index added 4.97%, and the 7-10 Year Treasury Index rose 3.80%.

Attribution

For the semi-annual period ended April 30, 2024, the Navigator Equity Hedged Fund (the “Fund”) Institutional Shares advanced 5.97% compared to 20.29% for the MSCI World Index.

●	The Fund remained overweight U.S versus International equities throughout the semi- annual period. The largest detractor of performance was the Hedge strategy.

●	Equity markets surged higher as it became evident that the rate hike cycle was over. Yields across the curve declined from multi-year highs and credit spreads reached their lows of the current cycle. The 10-year Treasury yield peaked on October 16, 2023, at 4.99% and closed the year at 3.86%. It then rose again to end the period at 4.69%.

●	The market remained hyper focused on inflation statistics. Fed rate cut expectations have declined to between 1-2 cuts this year. The economy has remained resilient and in general corporate earnings have beaten expectations.

The performance data quoted here for the Navigator Equity Hedged Fund (NAVIX) represents past performance as of 03/31/24 for year-to-date (2.31), one year (9.27), three years (-1.43), five years (6.72), 10 years (4.05) and since inception (3.12), and the gross expense ratio is 1.40%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. Total return is calculated assuming reinvestment of all dividends. Total returns would have been lower had the Adviser, the Distributor, the Administrator, and Custodian not waived or reimbursed a portion of their fees. For more performance numbers current to the most recent month-end please call 1- 800-766-2264.

Outlook

A lot of attention has been focused on when the Federal Reserve will begin cutting overnight interest rates. The timing of expected rate cuts has been pushed forward due to strong economic growth, stickier inflation, and solid employment gains. The Fed has room to hold policy steady and to be data dependent. Whether the first rate cut happens in July, September, or November is largely irrelevant to the path of economic growth and inflation. However, the longer the Fed stays on hold, the more difficult it may be to adjust monetary policy as the election draws near.

Since 1994, the Fed has been more likely to stay on hold as Election Day gets closer. The Fed has hiked rates in an election year during the months of May through November just 16% of the time compared to 21% for all other years. The only time the Fed cut rates in May or later during an election year was in October 2008 when the economy was in free-fall and neither candidate was up for re-election.

Disclosures

Clark Capital Management Group, Inc. (Clark Capital) is an investment advisor registered with the United States Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. Registration does not imply a certain level of skill or training. More information about Clark Capital’s advisory services and fees can be found in its Form ADV which is available upon request.

The opinions expressed are those of the Clark Capital Management Group Investment Team. The opinions referenced are as of the date of publication and are subject to change due to changes in the market or economic conditions and may not necessarily come to pass. There is no guarantee of the future performance of any Clark Capital investment portfolio. Nothing herein should be construed as a solicitation, recommendation or an offer to buy, sell or hold any securities, other investments or to adopt any investment strategy or strategies. For educational use only. This information is not intended to serve as investment advice. This material is not intended to be relied upon as a forecast or research. The investment or strategy discussed may not be suitable for all investors. Investors must make their own decisions based on their specific investment objectives and financial circumstances. Past performance does not guarantee future results.

This document may contain certain information that constitutes forward-looking statements which can be identified by the use of forward-looking terminology such as “may,” “expect,” “will,” “hope,” “forecast,” “intend,” “target,” “believe,” and/or comparable terminology (or the negative thereof). No assurance, representation, or warranty is made by any person that any of Clark Capital’s assumptions, expectations, objectives, and/or goals will be achieved. Nothing contained in this document may be relied upon as a guarantee, promise, assurance, or representation as to the future.

The S&P 500 is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The index is widely regarded as the best gauge of large-cap U.S. equities.

The Russell 2000 index measures the performance of the 2,000 smaller companies that are included in the Russell 3000 Index, which itself is made up of nearly all U.S. stocks. The Russell 2000 is widely regarded as a bellwether of the U.S. economy because of its focus on smaller companies that focus on the U.S. market.

The MSCI All Country World Index (ACWI) is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world. The MSCI ACWI is maintained by Morgan Stanley Capital International (MSCI) and is comprised of stocks from 23 developed countries and 24 emerging markets.

The MSCI All Country World Index (ACWI) ex US is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world. The MSCI ACWI is maintained by Morgan Stanley Capital International (MSCI) and is comprised of stocks from 22 of 23 developed countries and 24 emerging markets.

The Bloomberg Barclays US Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below.

The Bloomberg Barclays US Aggregate Bond Index, or the Agg, is a broad base, market capitalization weighted bond market index representing intermediate term investment grade bonds traded in the United States.

The Bloomberg Barclays US Treasury: 7-10 Year Index measures US dollar-denominated, fixed-rate, nominal debt issued by the US Treasury with 7-9.9999 years to maturity. Treasury bills are excluded by the maturity constraint but are part of a separate Short Treasury Index.

HFRX Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially entirely invested in equities, both long and short. Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Indices utilize state-of-the-art quantitative techniques and analysis; multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques ensure that each Index is a pure representation of its corresponding investment focus.

Past performance does not guarantee future returns. Investors should carefully consider the investment objectives, risks, charges and expenses of the Navigator Funds. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 1-800-766-2264. The prospectus should be read carefully before investing. The Navigator® Funds are distributed by Northern Lights Distributors, LLC member FINRA/SIPC. Clark Capital Management Group and Northern Lights Distributors LLC are not affiliated entities.

CFA® and Chartered Financial Analyst® are registered trademarks owned by CFA Institute.

Navigator® Tactical Fixed Income Fund

K. Sean Clark, CFA® — Chief Investment Officer

April 30, 2024

It was a very good six-month period for the markets as the cyclical advance that began last year carried major indices to new all-time highs. The S&P 500 Index was positive for the fifth straight month before suffering modest losses in April. The major factors influencing the markets over the past six-months were:

1.	Strong momentum which helped the market power higher in the face of higher interest rates.

2.	Re-pricing of the number of rate cuts expected. Coming into the year the market was expecting six rate cuts and by the end of April less than two rate cuts were priced into expectations.

3.	Credit remained strong and outperformed duration. Within credit, lower quality paper outperformed higher quality.

Disinflation, a less hostile Fed, reduced recession risks, and solid earnings growth have created a goldilocks backdrop for risk assets. Fed Chairman Powell recently spoke at Stanford University on the topics of the economy and monetary policy where he said, “I think we’ve gotten to what is, knock on wood, a pretty good place.” He added, “We’re using our tools to try to bring inflation down the rest of the way to 2%, while all the while keeping the economy strong as well.”

The widespread expectation that the Fed will lower interest rates this year is linked to the widespread expectation that the labor market will weaken. Both of those scenarios seem to have been pushed out a bit.

Equity markets enjoyed strong gains led by large cap U.S. indices with the S&P 500 gaining 20.97%, the Russell 2000 Index of small cap stocks 19.64%, and the MSCI ACWI ex-US 17.69%. Fixed Income returns were also solid with credit outperforming. The Bloomberg Barclays U.S. Corporate High Yield Index gained 8.99%, while the Aggregate Bond Index added 4.97%, and the 7-10 Year Treasury Index rose 3.80%.

Attribution

For the semi-annual period ending April 30, 2024, the Navigator Tactical Fixed Income Fund institutional shares (the “Fund”) gained 5.86% compared to an 8.99% gain for the Bloomberg Barclays US Corporate High Yield Index and 4.97% for the Bloomberg Barclays US Aggregate Bond Index.

●	The primary driver of the Fund over time is its macro allocations that are driven by our relative strength Credit Risk Management Models. Those models dictate the Fund’s allocation to high yield bonds, US Treasuries, and cash equivalents.

●	For most of the semi-annual period, from November 6, 2023, through the end of the period, the Fund was invested in a risk-on position allocated to high yield exposures.

●	The backdrop for credit has been favorable with a strong economy and moderating inflation. High Yield Bond indices reached new all-time highs at the end of March.

●	Credit spreads narrowed significantly during the period, ending the period at 3.01%, solidly in the bottom 10% of their historical range, indicating a lack of stress in the credit markets.

●	Lower credit rated bonds outperformed higher quality bonds across the credit spectrum during the semi-annual period.

●	CCC and below bonds were the strongest performing across credit with a 11.99% gain for the quarter, followed by B rated bonds 8.86%, BB rated bonds 8.20%, BBB rated investment grade corporate bonds 7.98%, and a 3.80% for the 7-10 Year Treasury Index.

The performance data quoted here for the Tactical Fixed Income Fund (NTBIX) represents past performance as of 03/31/24 for year-to-date (2.18), one year (9.45), three years (2.12), five years (3.98), 10 years (4.33), and since inception (4.34), and the gross expense ratio is 1.09%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. Total return is calculated assuming reinvestment of all dividends. Total returns would have been lower had the Adviser, the Distributor, the Administrator, and Custodian not waived or reimbursed a portion of their fees. For more performance numbers current to the most recent month-end please call 1- 800-766-2264.

Outlook

A lot of attention has been focused on when the Federal Reserve will begin cutting overnight interest rates. The timing of expected rate cuts has been pushed forward due to strong economic growth, stickier inflation, and solid employment gains. The Fed has room to hold policy steady and to be data dependent. Whether the first rate cut happens in July, September, or November is largely irrelevant to the path of economic growth and inflation. However, the longer the Fed stays on hold, the more difficult it may be to adjust monetary policy as the election draws near.

Since 1994, the Fed has been more likely to stay on hold as Election Day gets closer. The Fed has hiked rates in an election year during the months of May through November just 16% of the time compared to 21% for all other years. The only time the Fed cut rates in May or later during an election year was in October 2008 when the economy was in free-fall and neither candidate was up for re-election.

Disclosures

Clark Capital Management Group, Inc. (Clark Capital) is an investment advisor registered with the United States Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. Registration does not imply a certain level of skill or training. Clark Capital is a closely held, mostly employee-owned C Corporation with all significant owners currently employed by the firm in key management capacities. More information about Clark Capital’s advisory services and fees can be found in its Form ADV which is available upon request.

The opinions expressed are those of the Clark Capital Management Group Investment Team. The opinions referenced are as of the date of publication and are subject to change due to changes in the market or economic conditions and may not necessarily come to pass. There is no guarantee of the future performance of any Clark Capital investment portfolio. Nothing herein should be construed as a solicitation, recommendation or an offer to buy, sell or hold any securities, other investments or to adopt any investment strategy or strategies. For educational use only. This information is not intended to serve as investment advice. This material is not intended to be relied upon as a forecast or research. The investment or strategy discussed may not be suitable for all investors. Investors must make their own decisions based on their specific investment objectives and financial circumstances. Past performance does not guarantee future results.

This document may contain certain information that constitutes forward-looking statements which can be identified by the use of forward-looking terminology such as “may,” “expect,” “will,” “hope,” “forecast,” “intend,” “target,” “believe,” and/or comparable terminology (or the negative thereof). No assurance, representation, or warranty is made by any person that any of Clark Capital’s assumptions, expectations, objectives, and/or goals will be achieved. Nothing contained in this document may be relied upon as a guarantee, promise, assurance, or representation as to the future.

Clark Capital Management Group, Inc. reserves the right to modify its current investment strategies and techniques based on changing market dynamics or client needs. The information provided in this report should not be considered a recommendation to purchase or sell any particular security, sector or industry. There is no assurance that any securities, sectors or industries discussed herein will be included in or excluded from an account’s portfolio. It should not be assumed that any of the investment recommendations or decisions we make in the future will be profitable or will equal the investment performance of the securities discussed herein.

Fixed income securities are subject to certain risks including, but not limited to: interest rate (changes in interest rates may cause a decline in market value or an investment), credit, prepayment, call (some bonds allow the issuer to call a bond for redemption before it matures), and extension (principal repayments may not occur as quickly as anticipated, causing the expected maturity of a security to increase).

Non-investment-grade debt securities (high-yield/junk bonds) may be subject to greater market fluctuations, risk of default or loss of income and principal than higher-rated securities.

Standard & Poor’s credit ratings are expressed as letter grades that range from “AAA” to “D” to communicate the agency’s opinion of relative level of credit risk. Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. The investment grade category is a rating from AAA to BBB-.

The S&P 500 is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The index is widely regarded as the best gauge of large-cap U.S. equities.

The Russell 2000 index measures the performance of the 2,000 smaller companies that are included in the Russell 3000 Index, which itself is made up of nearly all U.S. stocks. The Russell 2000 is widely regarded as a bellwether of the U.S. economy because of its focus on smaller companies that focus on the U.S. market.

The MSCI All Country World Index (ACWI) ex US is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world. The MSCI ACWI is maintained by Morgan Stanley Capital International (MSCI) and is comprised of stocks from 22 of 23 developed countries and 24 emerging markets.

The Bloomberg Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds, and Treasury inflation-protected securities are excluded, due to tax treatment issues. The index includes Treasury securities, government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S.

The Bloomberg Barclays US Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on Barclays EM country definition, are excluded.

The Bloomberg Barclays US Treasury: 7-10 Year Index measures US dollar-denominated, fixed-rate, nominal debt issued by the US Treasury with 7-9.9999 years to maturity. Treasury bills are excluded by the maturity constraint but are part of a separate Short Treasury Index.

Past performance does not guarantee future returns. Investors should carefully consider the investment objectives, risks, charges and expenses of the Navigator Funds. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 1-800-766-2264. The prospectus should be read carefully before investing.

The Navigator® Funds are distributed by Northern Lights Distributors, LLC member FINRA/SIPC. Clark Capital Management Group and Northern Lights Distributors LLC are not affiliated entities.

CFA® and Chartered Financial Analyst® are registered trademarks owned by CFA Institute.

Navigator® Tactical Investment Grade Bond Fund

K. Sean Clark, CFA — Chief Investment Officer

April 30, 2024

It was a very good six-month period for the markets as the cyclical advance that began last year carried major indices to new all-time highs. The S&P 500 Index was positive for the fifth straight month before suffering modest losses in April. The major factors influencing the markets over the past six-months were:

1.	Strong momentum which helped the market power higher in the face of higher interest rates.

2.	Re-pricing of the number of rate cuts expected. Coming into the year the market was expecting six rate cuts and by the end of April less than two rate cuts were priced into expectations.

3.	Credit remained strong and outperformed duration. Within credit, lower quality paper outperformed higher quality.

Disinflation, a less hostile Fed, reduced recession risks, and solid earnings growth have created a goldilocks backdrop for risk assets. Fed Chairman Powell recently spoke at Stanford University on the topics of the economy and monetary policy where he said, “I think we’ve gotten to what is, knock on wood, a pretty good place.” He added, “We’re using our tools to try to bring inflation down the rest of the way to 2%, while all the while keeping the economy strong as well.”

The widespread expectation that the Fed will lower interest rates this year is linked to the widespread expectation that the labor market will weaken. Both of those scenarios seem to have been pushed out a bit.

Equity markets enjoyed strong gains led by large cap U.S. indices with the S&P 500 gaining 20.97%, the Russell 2000 Index of small cap stocks 19.64%, and the MSCI ACWI ex-US 17.69%. Fixed Income returns were also solid with credit outperforming. The Bloomberg Barclays U.S. Corporate High Yield Index gained 8.99%, while the Aggregate Bond Index added 4.97%, and the 7-10 Year Treasury Index rose 3.80%.

Attribution

For the semi-annual period ended April 30, 2024, the Navigator Tactical Investment Grade Bond Fund (the “Fund”) institutional shares gained 6.53% compared to 4.97% for the Bloomberg Barclays U.S. Aggregate Bond Index.

●	The Fund’s alpha is driven by the Credit Risk Management models that determine its allocation. When risk-on the Fund will invest in BBB rated corporate bonds, when risk- off the Fund will invest in U.S. Treasuries or T-bills.

●	The Fund entered the semi-annual period risk-off in cash equivalents. However, the tenor of the markets improved in early November 2023 and the Fund allocated into investment grade corporate bonds. It then re-allocated to defensive cash equivalents in Mid- February as rates started to rise as it became evident that the Fed would keep rates higher for longer. It ended the period defensively positioned in cash equivalents.

●	During the period, BBB rated investment grade corporate bonds gained 7.98%, and the 7- 10 Year Treasury Index gained 3.80%.

●	The market remained hyper focused on inflation statistics. Fed rate cut expectations have declined to between 1-2 cuts this year. The economy has remained strong and in general corporate earnings have beaten expectations.

The performance data quoted here for the Navigator Tactical Investment Grade Bond Fund (NTIIX) represents past performance as of 03/31/24 for year-to-date (-2.39), one year (6.33), and since inception (-0.77), and the gross expense ratio is 1.13%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. Total return is calculated assuming reinvestment of all dividends. Total returns would have been lower had the Adviser, the Distributor, the Administrator, and Custodian not waived or reimbursed a portion of their fees. For more performance numbers current to the most recent month-end please call 1-800-766-2264

Outlook

A lot of attention has been focused on when the Federal Reserve will begin cutting overnight interest rates. The timing of expected rate cuts has been pushed forward due to strong economic growth, stickier inflation, and solid employment gains. The Fed has room to hold policy steady and to be data dependent. Whether the first rate cut happens in July, September, or November is largely irrelevant to the path of economic growth and inflation. However, the longer the Fed stays on hold, the more difficult it may be to adjust monetary policy as the election draws near.

Since 1994, the Fed has been more likely to stay on hold as Election Day gets closer. The Fed has hiked rates in an election year during the months of May through November just 16% of the time compared to 21% for all other years. The only time the Fed cut rates in May or later during an election year was in October 2008 when the economy was in free-fall and neither candidate was up for re-election.

Disclosures

Clark Capital Management Group, Inc. (Clark Capital) is an investment advisor registered with the United States Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. Registration does not imply a certain level of skill or training. More information about Clark Capital’s advisory services and fees can be found in its Form ADV which is available upon request.

The opinions expressed are those of the Clark Capital Management Group Investment Team. The opinions referenced are as of the date of publication and are subject to change due to changes in the market or economic conditions and may not necessarily come to pass. There is no guarantee of the future performance of any Clark Capital investment portfolio. Nothing herein should be construed as a solicitation, recommendation or an offer to buy, sell or hold any securities, other investments or to adopt any investment strategy or strategies. For educational use only. This information is not intended to serve as investment advice. This material is not intended to be relied upon as a forecast or research. The investment or strategy discussed may not be suitable for all investors. Investors must make their own decisions based on their specific investment objectives and financial circumstances. Past performance does not guarantee future results.

This document may contain certain information that constitutes forward-looking statements which can be identified by the use of forward-looking terminology such as “may,” “expect,” “will,” “hope,” “forecast,” “intend,” “target,” “believe,” and/or comparable terminology (or the negative thereof). No assurance, representation, or warranty is made by any person that any of Clark Capital’s assumptions, expectations, objectives, and/or goals will be achieved. Nothing contained in this document may be relied upon as a guarantee, promise, assurance, or representation as to the future.

Fixed income securities are subject to certain risks including, but not limited to: interest rate (changes in interest rates may cause a decline in market value or an investment), credit, prepayment, call (some bonds allow the issuer to call a bond for redemption before it matures), and extension (principal repayments may not occur as quickly as anticipated, causing the expected maturity of a security to increase).

An obligor rated ‘BBB’ has adequate capacity to meet its financial commitments. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments.

Alpha: a measure of the difference between a portfolio’s actual returns and its expected performance, given its level of risk as measured by beta. A positive alpha figure indicates the portfolio has performed better than its beta would predict. In contrast, a negative alpha indicates the portfolio has underperformed, given the expectations established by beta. Alpha is calculated by taking the excess average monthly return of the investment over the risk-free rate and subtracting beta times the excess average monthly return of the benchmark over the risk free rate.

The S&P 500 is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The index is widely regarded as the best gauge of large-cap U.S. equities.

The Russell 2000 index measures the performance of the 2,000 smaller companies that are included in the Russell 3000 Index, which itself is made up of nearly all U.S. stocks. The Russell 2000 is widely regarded as a bellwether of the U.S. economy because of its focus on smaller companies that focus on the U.S. market.

The MSCI All Country World Index (ACWI) ex US is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world. The MSCI ACWI is maintained by Morgan Stanley Capital International (MSCI) and is comprised of stocks from 22 of 23 developed countries and 24 emerging markets.

The Bloomberg Barclays US Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below.

The Bloomberg Barclays US Aggregate Bond Index, or the Agg, is a broad base, market capitalization- weighted bond market index representing intermediate term investment grade bonds traded in the United States.

The Bloomberg Barclays US Treasury: 7-10 Year Index measures US dollar-denominated, fixed-rate, nominal debt issued by the US Treasury with 7-9.9999 years to maturity. Treasury bills are excluded by the maturity constraint but are part of a separate Short Treasury Index.

Past performance does not guarantee future returns. Investors should carefully consider the investment objectives, risks, charges and expenses of the Navigator Funds. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 1-800-766-2264. The prospectus should be read carefully before investing. The Navigator® Funds are distributed by Northern Lights Distributors, LLC member FINRA/SIPC. Clark Capital Management Group and Northern Lights Distributors LLC are not affiliated entities.

CFA® and Chartered Financial Analyst® are registered trademarks owned by CFA Institute.

Navigator® Tactical U.S. Allocation Fund

K. Sean Clark, CFA® — Chief Investment Officer

April 30, 2024

It was a very good six-month period for the markets as the cyclical advance that began last year carried major indices to new all-time highs. The S&P 500 Index was positive for the fifth straight month before suffering modest losses in April. The major factors influencing the markets over the past six-months were:

1.	Strong momentum which helped the market power higher in the face of higher interest rates.

2.	Re-pricing of the number of rate cuts expected. Coming into the year the market was expecting six rate cuts and by the end of April less than two rate cuts were priced into expectations.

3.	Credit remained strong and outperformed duration. Within credit, lower quality paper outperformed higher quality.

Disinflation, a less hostile Fed, reduced recession risks, and solid earnings growth have created a goldilocks backdrop for risk assets. Fed Chairman Powell recently spoke at Stanford University on the topics of the economy and monetary policy where he said, “I think we’ve gotten to what is, knock on wood, a pretty good place.” He added, “We’re using our tools to try to bring inflation down the rest of the way to 2%, while all the while keeping the economy strong as well.”

The widespread expectation that the Fed will lower interest rates this year is linked to the widespread expectation that the labor market will weaken. Both of those scenarios seem to have been pushed out a bit.

Equity markets enjoyed strong gains led by large cap U.S. indices with the S&P 500 gaining 20.97%, the Russell 2000 Index of small cap stocks 19.64%, and the MSCI ACWI ex-US 17.69%. Fixed Income returns were also solid with credit outperforming. The Bloomberg Barclays U.S. Corporate High Yield Index gained 8.99%, while the Aggregate Bond Index added 4.97%, and the 7-10 Year Treasury Index rose 3.80%.

Attribution

For the semi-annual period ending April 30, 2024, the Navigator Tactical U.S. Allocation Fund (the “Fund”) institutional gained 15.76% compared to 20.98% for the S&P 500 Index.

●	The primary driver of the Fund over time is its macro allocations that are driven by our relative strength Credit Risk Management Models. Those models dictate the strategy’s allocation to U.S. Equities, US Treasuries, and cash equivalents.

●	For most of the semi-annual period, from November 6, 2023, through the end of the period, the Fund was invested in a risk-on position allocated to US Equities.

●	Risk assets remained strong throughout the period with the S&P 500 hitting new all-time high at the end of March.

●	The market remained hyper focused on inflation statistics. Fed rate cut expectations have declined to between 1-2 cuts this year. The economy has remained strong and in general, corporate earnings have beaten expectations.

The performance data quoted here for the Tactical U.S. Allocation Fund (NTAIX) represents past performance as of 03/31/24 for year-to-date (10.10), one year (26.13), and since inception (7.89), and the gross expense ratio is 1.09%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. Total return is calculated assuming reinvestment of all dividends. Total returns would have been lower had the Adviser, the Distributor, the Administrator, and Custodian not waived or reimbursed a portion of their fees. For more performance numbers current to the most recent month-end please call 1-800-766-2264.

Outlook

A lot of attention has been focused on when the Federal Reserve will begin cutting overnight interest rates. The timing of expected rate cuts has been pushed forward due to strong economic growth, stickier inflation, and solid employment gains. The Fed has room to hold policy steady and to be data dependent. Whether the first rate cut happens in July, September, or November is largely irrelevant to the path of economic growth and inflation. However, the longer the Fed stays on hold, the more difficult it may be to adjust monetary policy as the election draws near.

Since 1994, the Fed has been more likely to stay on hold as Election Day gets closer. The Fed has hiked rates in an election year during the months of May through November just 16% of the time compared to 21% for all other years. The only time the Fed cut rates in May or later during an election year was in October 2008 when the economy was in free-fall and neither candidate was up for re-election.

Disclosures

Clark Capital Management Group, Inc. (Clark Capital) is an investment advisor registered with the United States Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. Registration does not imply a certain level of skill or training. Clark Capital is a closely held, mostly employee-owned C Corporation with all significant owners currently employed by the firm in key management capacities. More information about Clark Capital’s advisory services and fees can be found in its Form ADV which is available upon request.

The opinions expressed are those of the Clark Capital Management Group Investment Team. The opinions referenced are as of the date of publication and are subject to change due to changes in the market or economic conditions and may not necessarily come to pass. There is no guarantee of the future performance of any Clark Capital investment portfolio. Nothing herein should be construed as a solicitation, recommendation or an offer to buy, sell or hold any securities, other investments or to adopt any investment strategy or strategies. For educational use only. This information is not intended to serve as investment advice. This material is not intended to be relied upon as a forecast or research. The investment or strategy discussed may not be suitable for all investors. Investors must make their own decisions based on their specific investment objectives and financial circumstances. Past performance does not guarantee future results.

This document may contain certain information that constitutes forward-looking statements which can be identified by the use of forward-looking terminology such as “may,” “expect,” “will,” “hope,” “forecast,” “intend,” “target,” “believe,” and/or comparable terminology (or the negative thereof). No assurance, representation, or warranty is made by any person that any of Clark Capital’s assumptions, expectations, objectives, and/or goals will be achieved. Nothing contained in this document may be relied upon as a guarantee, promise, assurance, or representation as to the future.

Clark Capital Management Group, Inc. reserves the right to modify its current investment strategies and techniques based on changing market dynamics or client needs. The information provided in this report should not be considered a recommendation to purchase or sell any particular security, sector or industry. There is no assurance that any securities, sectors or industries discussed herein will be included in or excluded from an account’s portfolio. It should not be assumed that any of the investment recommendations or decisions we make in the future will be profitable or will equal the investment performance of the securities discussed herein.

The S&P 500 is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The index is widely regarded as the best gauge of large-cap U.S. equities.

The Russell 2000 index measures the performance of the 2,000 smaller companies that are included in the Russell 3000 Index, which itself is made up of nearly all U.S. stocks. The Russell 2000 is widely regarded as a bellwether of the U.S. economy because of its focus on smaller companies that focus on the U.S. market.

The MSCI All Country World Index (ACWI) ex US is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world. The MSCI ACWI is maintained by Morgan Stanley Capital International (MSCI) and is comprised of stocks from 22 of 23 developed countries and 24 emerging markets.

The Bloomberg Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds, and Treasury inflation-protected securities are excluded, due to tax treatment issues. The index includes Treasury securities, government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S.

The Bloomberg Barclays US Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on Barclays EM country definition, are excluded.

The Bloomberg Barclays US Treasury: 7-10 Year Index measures US dollar-denominated, fixed-rate, nominal debt issued by the US Treasury with 7-9.9999 years to maturity. Treasury bills are excluded by the maturity constraint but are part of a separate Short Treasury Index.

Past performance does not guarantee future returns. Investors should carefully consider the investment objectives, risks, charges and expenses of the Navigator Funds. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 1-800-766-2264. The prospectus should be read carefully before investing. The Navigator® Funds are distributed by Northern Lights Distributors, LLC member FINRA/SIPC. Clark Capital Management Group and Northern Lights Distributors LLC are not affiliated entities.

CFA® and Chartered Financial Analyst® are registered trademarks owned by CFA Institute.

Navigator® Ultra Short Bond Fund

Kevin Bellis, CFA® – Portfolio Manager

Robert S. Bennett, Jr. – Senior Portfolio Manager

April 30, 2024

For the semi-annual period ending April 30, 2024, the Navigator Ultra Short Bond Fund (“the Fund”) Class I shares returned 2.95%, compared to the Bloomberg Barclays U.S Bellwethers 1 Year Index return of 2.59%. Below we discuss an overview of the Fund’s positioning and performance relative to the benchmark for the first half of the fiscal year.

Over the last six months, the primary focus within the fixed income markets centered around potential changes to the policy stance of the Federal Reserve. At the start of the period, the slope of the yield curve implied between two and three cuts to the fed funds rate in 2024.1 However, over the next three months, the market aggressively priced in an additional three rate cuts, totaling nearly six expected cuts by the end of 2024.1 As yields repriced lower during this time, and as the Fund’s duration remained shorter than the benchmark,2 the Fund experienced a slight underperformance. The second half of the period told a different story, as fed funds rate expectations shifted again, this time in the opposite direction from almost six cuts to just over one cut for all of 2024.1 The Fund regained lost ground here as yields moved higher and mark- to-market losses were minimized. Meanwhile, front end credit spreads trended lower 3 and the Fund experienced no meaningful credit events, both of which aided performance. Ultimately, the Federal Open Market Committee met four times during the reporting period and made no changes to the fed funds target range of 5.25% - 5.50%.4

Looking ahead, the Fund remains invested in a mix of fixed and floating rate short-term debt. Inflation data remains a key focus for the Fed, and after a few months of hotter than expected CPI numbers,5 the Fed has indicated their intention to remain patient on lowering rates until inflation readings move closer to their target. We will continue to monitor interest rate expectations and associated effects on short-term debt markets as we deploy funds on an opportunistic basis.

The performance data quoted here represents past performance as of 3/31/2024 for year-to-date (1.45), one year (5.89), three years (2.75), five years (2.40), and since inception (2.40). Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. Total return is calculated assuming reinvestment of all dividends. Total returns would have been lower had the Adviser, the Distributor, the

Administrator, and Custodian not waived or reimbursed a portion of their fees. For more performance numbers current to the most recent month-end please call 1-800-766-2264

Disclosures

Clark Capital Management Group, Inc. (Clark Capital) is an investment advisor registered with the United States Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. Registration does not imply a certain level of skill or training. More information about Clark Capital’s advisory services and fees can be found in its Form ADV which is available upon request.

The opinions expressed are those of the Clark Capital Management Group Investment Team. The opinions referenced are as of the date of publication and are subject to change due to changes in the market or economic conditions and may not necessarily come to pass. There is no guarantee of the future performance of any Clark Capital investment portfolio. Nothing herein should be construed as a solicitation, recommendation or an offer to buy, sell or hold any securities, other investments or to adopt any investment strategy or strategies. For educational use only. This information is not intended to serve as investment advice. This material is not intended to be relied upon as a forecast or research. The investment or strategy discussed may not be suitable for all investors. Investors must make their own decisions based on their specific investment objectives and financial circumstances. Past performance does not guarantee future results.

This document may contain certain information that constitutes forward-looking statements which can be identified by the use of forward-looking terminology such as “may,” “expect,” “will,” “hope,” “forecast,” “intend,” “target,” “believe,” and/or comparable terminology (or the negative thereof). No assurance, representation, or warranty is made by any person that any of Clark Capital’s assumptions, expectations, objectives, and/or goals will be achieved. Nothing contained in this document may be relied upon as a guarantee, promise, assurance, or representation as to the future.

Fixed income securities are subject to certain risks including, but not limited to: interest rate (changes in interest rates may cause a decline in market value or an investment), credit, prepayment, call (some bonds allow the issuer to call a bond for redemption before it matures), and extension (principal repayments may not occur as quickly as anticipated, causing the expected maturity of a security to increase). The Bloomberg Barclays US Treasury Bellweathers 1 Year Index measures the performance of U.S. Treasury securities that have a remaining maturity of at least one (1) year and less than three (3) years.

Past performance does not guarantee future returns. Investors should carefully consider the investment objectives, risks, charges and expenses of the Navigator Funds. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 1-800-766-2264. The prospectus should be read carefully before investing. The Navigator® Funds are distributed by Northern Lights Distributors, LLC member FINRA/SIPC. Clark Capital Management Group and Northern Lights Distributors LLC are not affiliated entities.

CFA® and Chartered Financial Analyst® are registered trademarks owned by CFA Institute.

Citations

1 – Fed Fund rate cut expectations according to Bloomberg WIRP<GO>:

As of 10/31/2023:	As of 1/31/2024:	As of 4/30/2024:

2 – Bloomberg PORT<GO>. Duration of The Fund vs the benchmark as of 4/30/2024:

3 – Bloomberg 1-3-year Corporate OAS 10/31/2023 to 04/30/2024:

4 – Federal Reserve Policy Decisions 2023 through March 2024.

5 – CPI readings Oct 2023 through March 2024 vs expectations:

Source: Bloomberg

Navigator Equity Hedged Fund
PORTFOLIO REVIEW (Unaudited)

The Fund’s performance figures for the periods ended April 30, 2024, compared to its benchmarks:

			Annualized
	Six Months	One Year	Five Year	Ten Year	Since Inception*
Navigator Equity Hedged Fund:
Class A	5.86%	4.32%	5.06%	3.38%	2.50%
Class A with load of 5.50%	0.08%	(1.38)%	3.88%	2.80%	2.07%
Class C	5.46%	3.54%	4.28%	2.61%	1.74%
Class I	5.97%	4.57%	5.33%	3.64%	2.77%
MSCI World Index	20.29%	18.39%	10.46%	8.87%	9.44%
HFRX Equity Hedge Index	7.26%	8.12%	5.26%	3.16%	1.98%

*	Fund commenced operations on December 28, 2010.

The “MSCI World Index” is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 23 developed market country indices. Investors cannot invest directly in an index or benchmark.

The HFRX Equity Hedge Index is designed to be representative of equity hedge strategies which maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. The referenced index is shown for general market comparisons and is not meant to represent the Fund. Investors cannot invest directly in an index or benchmark; unmanaged index returns do not reflect any fees, expenses or sales charges.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The chart does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. Per the fee table in the Fund’s February 28, 2024 prospectus, the total annual operating expenses before fee waivers are 2.30%, 3.06 % and 2.05% for the Fund’s Class A, Class C and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.50% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-766-2264.

PORTFOLIO COMPOSITION+ (Unaudited)

Exchange Traded Funds	90.1%	Options*	1.7%
Equity Funds	90.1%	Short-Term Investments	8.2%
			100.0%

+	Based on Schedule of Investments Market Value as of April 30, 2024. Please refer to the Fund’s Schedule of Investments in the report for a detailed listing of the Fund’s holdings.

*	Options purchased percentage is netted with options written.

Navigator Tactical Fixed Income Fund
PORTFOLIO REVIEW (Unaudited)

The Fund’s performance figures for the periods ended April 30, 2024, compared to its benchmark:

			Annualized
					Since
	Six Months	One Year	Five Years	Ten Years	Inception*
Navigator Tactical Fixed Income Fund:
Class A	5.73%	6.29%	3.18%	3.87%	3.89%
Class A with load of 3.75%	1.74%	2.26%	2.40%	3.48%	3.49%
Class C	5.35%	5.52%	2.41%	3.11%	3.12%
Class I	5.86%	6.66%	3.44%	4.14%	4.16%
Bloomberg U.S. Corporate High Yield Bond Index	8.99%	9.02%	3.72%	4.28%	4.32%

*	Fund commenced operations on March 27, 2014.

The Bloomberg U.S. Corporate High Yield Bond Index is a market value-weighted index which covers the U.S. non-investment grade fixed-rate debt market. Investors cannot invest directly in an index or benchmark.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The chart does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. Per the fee table in the Fund’s February 28, 2024 prospectus, the total annual operating expenses before fee waivers are 1.34%, 2.09% and 1.09% for the Fund’s Class A, Class C and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 3.75% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-766-2264.

PORTFOLIO COMPOSITION+ (Unaudited)

U.S. Government & Agencies	36.2%
Corporate Bonds	20.9%
Exchange Traded Fund	20.0%
Collateral for Securities Loaned	10.9%
Open-End Funds	1.4%
Certificate of Deposit	0.1%
Commercial Paper	0.1%
Options Purchased	0.0	% *
Short-Term Investments	10.4%
	100.0%

+	Based on Schedule of Investments Market Value as of April 30, 2024. Please refer to the Fund’s Schedule of Investments in the report for a detailed listing of the Fund’s holdings.

*	Represents less than 0.1%.

Navigator Tactical Investment Grade Bond Fund
PORTFOLIO REVIEW (Unaudited)

The Fund’s performance figures for the period ended April 30, 2024, compared to its benchmark:

	Six Months	One Year	Annualized Since Inception*
Navigator Tactical Investment Grade Bond Fund:
Class I	6.53%	6.09%	(0.58)%
Bloomberg U.S. Aggregate Bond Index	4.97%	(1.47)%	(4.68)%

*	Fund commenced operations on August 31, 2021.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The chart does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. Per the fee table in the Fund’s February 28, 2024, prospectus, the total annual operating expenses before fee waivers are 1.38% and 1.13% for the Fund’s Class A and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 3.75% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-766-2264.

PORTFOLIO COMPOSITION+ (Unaudited)

Short - Term Investments	100.0%
100.0%

+	Based on Schedule of Investments Market Value as of April 30, 2024. Please refer to the Fund’s Schedule of Investments in the report for a detailed listing of the Fund’s holdings.

Navigator Tactical U.S. Allocation Fund
PORTFOLIO REVIEW (Unaudited)

The Fund’s performance figures for the period ended April 30, 2024, compared to its benchmark:

			Annualized
	Six Months	One Year	Since Inception*
Navigator Tactical U.S. Allocation Fund:
Class I	15.76%	18.35%	6.06%
S&P 500 Total Return Index	20.98%	22.66%	7.74%

*	Fund commenced operations on June 11, 2021.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The chart does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. Per the fee table in the Fund’s February 28, 2024, prospectus, the total annual operating expenses before fee waivers are 1.53% and 1.28% for the Fund’s Class A and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 3.75% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-766-2264.

PORTFOLIO COMPOSITION+ (Unaudited)

Corporate Bonds	72.4%
Exchanged-Traded Fund	10.4%
Commercial Paper	1.7%
U.S. Government & Agencies	1.7%
Short-Term Investments	13.8%
100.0%

+	Based on Schedule of Investments Market Value as of April 30, 2024. Please refer to the Fund’s Schedule of Investments in the report for a detailed listing of the Fund’s holdings.

Navigator Ultra Short Bond Fund

PORTFOLIO REVIEW (Unaudited)

The Fund’s performance figures for the periods ended April 30, 2024, compared to its benchmark:

			Annualized
	Six Months	One Year	Five Year	Since Inception*
Navigator Ultra Short Bond Fund:
Class A	2.80%	5.61%	2.51%	2.54%
Class A with load of 3.75%	(1.08)%	1.61%	1.73%	1.78%
Class I	2.95%	5.79%	2.42%	2.44%
Bloomberg U.S. Treasury Bellwethers: 1 Year Index	2.59%	4.67%	1.95%	1.97%

*	Fund commenced operations on March 21, 2019. Start of performance is March 25, 2019.

Bloomberg U.S. Treasury Bellwethers: 1 Year Index measures the performance of the U.S. government bond market and includes public obligations of the U.S. Treasury with a maturity of up to a year. Investors cannot invest directly in an index or benchmark.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The chart does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. Per the fee table in the Fund’s February 28, 2024, prospectus, the total annual operating expenses are 0.92% and 0.68% for the Fund’s Class A and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 3.75% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-766-2264.

PORTFOLIO COMPOSITION+ (Unaudited)

Corporate Bonds	98.2%
Commercial Paper	1.4%
Short - Term In vestments	0.4%
100.0%

+	Based on Schedule of Investments Market Value as of April 30, 2024. Please refer to the Fund’s Schedule of Investments in the report for a detailed listing of the Fund’s holdings.

NAVIGATOR EQUITY HEDGED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 90.2%
	EQUITY - 90.2%
8,178	First Trust Dow Jones Internet Index Fund(a)	$1,595,773
32,471	Global X US Infrastructure Development ETF	1,217,338
43,980	Invesco International BuyBack Achievers ETF	1,724,896
11,603	Invesco S&P 500 Momentum ETF	880,087
11,170	Invesco S&P MidCap Momentum ET	1,215,072
8,342	Invesco S&P MidCap Quality ETF	857,307
3,450	iShares Core S&P 500 ETF USD Class, EQUITY	1,740,318
21,751	iShares MSCI International Momentum Factor ETF	818,708
4,967	iShares MSCI USA Momentum Factor ETF	879,705
7,718	iShares U.S. Broker-Dealers & Securities Exchanges ETF	859,554
8,641	SPDR S&P Homebuilders ETF	886,653
7,042	Vanguard Communication Services ETF	887,292
6,444	Vanguard Energy ETF	840,040
8,710	Vanguard Financials ETF	850,619
3,692	Vanguard Industrials ETF	864,113
20,363	Xtrackers MSCI EAFE Hedged Equity ETF	823,887
		16,941,362
	TOTAL EXCHANGE-TRADED FUNDS (Cost $17,095,295)	16,941,362

	SHORT-TERM INVESTMENTS — 8.2%
	MONEY MARKET FUNDS - 8.2%
512,894	Dreyfus Money Market Fund, Select Class, 4.50%(b)	512,894
1,034,745	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.18%(b)	1,034,745
	TOTAL MONEY MARKET FUNDS (Cost $1,547,639)	1,547,639

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,547,639)	1,547,639

Contracts(c)		Expiration Date	Exercise Price	Notional Value
	INDEX OPTIONS PURCHASED(a) - 2.1%
	PUT OPTIONS PURCHASED - 2.1%
38	S&P 500 Index	05/24/2024	$5,100	$19,135,622	$395,200
	TOTAL PUT OPTIONS PURCHASED (Cost - $200,238)
	TOTAL INDEX OPTIONS PURCHASED (Cost - $200,238)				395,200

The accompanying notes are an integral part of these financial statements.

NAVIGATOR EQUITY HEDGED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Fair Value
TOTAL INVESTMENTS - 100.5% (Cost $18,843,172)	$18,884,201
PUT OPTIONS WRITTEN - (0.4)% (Premiums received - $72,830)	(81,130)
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%	(17,137)
NET ASSETS - 100.0%	$18,785,934

Contracts(c)		Expiration Date	Exercise Price	Notional Value
	WRITTEN INDEX OPTIONS(a) - (0.4)%
	PUT OPTIONS WRITTEN - (0.4)%
38	S&P 500 INDEX	05/24/2024	$4,850	$19,135,622	$81,130
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $72,830)

	TOTAL INDEX OPTIONS WRITTEN (Premiums Received - $72,830)				$81,130

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of April 30, 2024.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 23.3%
	FIXED INCOME - 23.3%
2,000,000	iShares Broad USD High Yield Corporate Bond ETF				$71,880,000
17,174,191	iShares iBoxx High Yield Corporate Bond ETF(j)				1,310,219,031
2,962,965	SPDR Bloomberg High Yield Bond ETF				276,829,820
					1,658,928,851

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,624,150,456)				1,658,928,851

	OPEN-END FUNDS — 1.6%
	FIXED INCOME - 0.8%
5,345,769	Navigator Ultra Short Bond Fund, Class I(h)				53,992,264

	MIXED ALLOCATION - 0.8%
5,736,225	Navigator Tactical US Allocation Fund, Class I(h)				59,255,206

	TOTAL OPEN-END FUNDS (Cost $110,718,349)				113,247,470

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	CORPORATE BONDS — 24.4%
	AEROSPACE & DEFENSE — 0.5%
28,228,000	BAE Systems Holdings, Inc.(a)		3.8000	10/07/24	27,988,014
5,000,000	Howmet Aerospace, Inc.		5.1250	10/01/24	4,983,916
					32,971,930
	AUTOMOTIVE — 3.5%
20,000,000	American Honda Finance Corporation(b)	SOFRINDX + 0.670%	5.9900	01/10/25	20,050,648
15,000,000	American Honda Finance Corporation(b)	SOFRRATE + 0.550%	5.8940	02/12/25	15,019,155
24,000,000	American Honda Finance Corporation(b)	SOFRINDX + 0.780%	6.0970	04/23/25	24,101,321
57,500,000	American Honda Finance Corporation(b)	SOFRRATE + 0.600%	5.9430	08/14/25	57,615,178
10,139,000	Ford Motor Credit Company, LLC		3.6640	09/08/24	10,060,222
6,750,000	Ford Motor Credit Company, LLC		4.0630	11/01/24	6,683,944
21,009,000	General Motors Financial Company, Inc.		1.2000	10/15/24	20,576,005

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 24.4% (Continued)
	AUTOMOTIVE — 3.5% (Continued)
47,000,000	Toyota Motor Credit Corporation(b)	SOFRRATE + 0.600%	5.9110	06/09/25	$47,170,401
43,000,000	Volkswagen Group of America Finance, LLC(a),(b)	SOFRRATE + 0.830%	6.1630	03/20/26	43,085,089
					244,361,963
	BANKING — 6.6%
12,996,000	Bank of America Corporation(c)	SOFRRATE + 0.650%	1.5300	12/06/25	12,658,886
14,000,000	Bank of New York Mellon(b)	SOFRRATE + 0.450%	5.7850	03/13/26	14,018,281
9,803,000	Bank of Nova Scotia(b)	SOFRRATE + 0.380%	5.7010	07/31/24	9,807,470
20,000,000	Citibank NA(b)	SOFRRATE + 0.805%	6.1370	09/29/25	20,105,996
56,000,000	Citibank NA(b)	SOFRINDX + 0.590%	5.9110	04/30/26	56,105,448
55,814,000	Credit Suisse A.G.		3.6250	09/09/24	55,375,644
48,000,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.980%	3.8450	06/14/25	47,876,677
21,000,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.605%	1.5610	12/10/25	20,456,930
26,789,000	KeyBank NA(c)	SOFRINDX + 0.320%	5.6550	06/14/24	26,775,582
32,000,000	Morgan Stanley Bank NA(b)	SOFRRATE + 0.780%	6.0990	07/16/25	32,166,155
72,000,000	Royal Bank of Canada(b)	SOFRINDX + 0.360%	5.6790	07/29/24	72,027,546
33,000,000	Toronto-Dominion Bank(b)	SOFRRATE + 0.480%	5.8000	10/10/25	33,067,950
69,000,000	Wells Fargo & Company B(c)	TSFR3M + 1.087%	2.4060	10/30/25	67,823,012
					468,265,577
	BEVERAGES — 1.9%
113,977,000	Coca-Cola Europacific Partners plc(a)		0.8000	05/03/24	113,961,480
19,000,000	PepsiCo, Inc.(b)	SOFRINDX + 0.400%	5.7440	11/12/24	19,025,435
					132,986,915
	BIOTECH & PHARMA — 0.9%
57,622,000	Amgen, Inc.		3.6250	05/22/24	57,553,575
6,314,000	Astrazeneca Finance, LLC		0.7000	05/28/24	6,291,264
					63,844,839

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 24.4% (Continued)
	CABLE & SATELLITE — 0.0%(d)
1,200,000	Cequel Communications Holdings I, LLC / Cequel(a)		7.5000	04/01/28	$651,000

	CHEMICALS — 0.1%
5,025,000	Avery Dennison Corporation		0.8500	08/15/24	4,951,674

	DIVERSIFIED INDUSTRIALS — 0.1%
7,985,000	Parker-Hannifin Corporation		3.6500	06/15/24	7,960,014

	ELECTRIC UTILITIES — 1.0%
7,504,000	CenterPoint Energy, Inc.(b)	SOFRINDX + 0.650%	5.9940	05/13/24	7,504,890
23,000,000	Georgia Power Company(b)	SOFRINDX + 0.750%	6.0950	05/08/25	23,092,682
17,768,000	NRG Energy, Inc.(a)		3.7500	06/15/24	17,700,878
21,536,000	Public Service Enterprise Group, Inc.		2.8750	06/15/24	21,457,942
2,630,000	Vistra Operations Company, LLC(a)		4.8750	05/13/24	2,632,031
					72,388,423
	FOOD — 0.4%
31,279,000	Conagra Brands, Inc.		4.3000	05/01/24	31,279,000

	HEALTH CARE FACILITIES & SERVICES — 1.1%
28,923,000	Cardinal Health, Inc.		3.0790	06/15/24	28,822,085
6,235,000	Cencora, Inc.		3.4000	05/15/24	6,228,615
13,101,000	CVS Health Corporation		2.6250	08/15/24	12,980,471
6,570,000	Laboratory Corp of America Holdings		3.2500	09/01/24	6,511,753
23,837,000	Laboratory Corp of America Holdings		2.3000	12/01/24	23,366,181
					77,909,105
	INSTITUTIONAL FINANCIAL SERVICES — 0.3%
19,000,000	Jefferies Financial Group, Inc.		6.0500	03/12/25	19,020,490

	INSURANCE — 0.2%
3,065,000	Marsh & McLennan Companies, Inc.		3.5000	06/03/24	3,058,492
12,925,000	Willis North America, Inc.		3.6000	05/15/24	12,914,426
					15,972,918

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 24.4% (Continued)
	LEISURE PRODUCTS — 0.5%
38,869,000	Hasbro, Inc.		3.0000	11/19/24	$38,263,670

	MACHINERY — 1.3%
38,000,000	Caterpillar Financial Services Corporation(b)	SOFRRATE + 0.460%	5.8000	02/27/26	38,103,012
48,000,000	John Deere Capital Corporation(b)	SOFRRATE + 0.440%	5.7760	03/06/26	48,145,477
9,300,000	Parker-Hannifin Corporation		2.7000	06/14/24	9,265,454
					95,513,943
	MEDICAL EQUIPMENT & DEVICES — 0.0%(d)
2,936,000	Becton Dickinson & Company		3.8750	05/15/24	2,933,588

	METALS & MINING — 0.1%
6,553,000	Freeport-McMoRan, Inc.		4.5500	11/14/24	6,510,995

	OIL & GAS PRODUCERS — 1.3%
8,431,000	Energy Transfer, L.P.		3.9000	05/15/24	8,424,801
29,411,000	Kinder Morgan Energy Partners, L.P.		4.3000	05/01/24	29,411,000
10,831,000	Kinder Morgan Energy Partners, L.P.		4.2500	09/01/24	10,768,536
45,336,000	Williams Companies, Inc.		4.5500	06/24/24	45,239,005
					93,843,342
	REAL ESTATE INVESTMENT TRUSTS — 0.6%
45,988,000	Equinix, Inc.		2.6250	11/18/24	45,177,086

	SOFTWARE — 0.3%
21,170,000	Oracle Corporation		3.4000	07/08/24	21,070,013

	SPECIALTY FINANCE — 1.3%
60,000,000	AerCap Ireland Capital DAC / AerCap Global		1.6500	10/29/24	58,749,669
35,000,000	American Express Company(b)	SOFRINDX + 0.720%	6.0670	05/03/24	35,000,533
					93,750,202
	TECHNOLOGY HARDWARE — 0.7%
12,080,000	Arrow Electronics, Inc.		3.2500	09/08/24	11,968,662
5,000,000	Dell International, LLC / EMC Corporation		4.0000	07/15/24	4,980,812

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 24.4% (Continued)
	TECHNOLOGY HARDWARE — 0.7% (Continued)
35,000,000	Hewlett Packard Enterprise Company B		5.9000	10/01/24	$35,016,097
					51,965,571
	TECHNOLOGY SERVICES — 0.2%
10,790,000	Equifax, Inc.		2.6000	12/01/24	10,593,014

	TELECOMMUNICATIONS — 0.7%
49,550,000	Sprint, LLC		7.1250	06/15/24	49,622,121

	TRANSPORTATION & LOGISTICS — 0.8%
31,539,000	Canadian Pacific Railway Company		1.3500	12/02/24	30,762,257
23,063,000	Delta Air Lines, Inc.		2.9000	10/28/24	22,736,882
					53,499,139

	TOTAL CORPORATE BONDS (Cost $1,733,125,517)				1,735,306,532

	U.S. GOVERNMENT & AGENCIES — 42.2%
	U.S. TREASURY BILLS — 42.2%
350,000,000	United States Treasury Bill(e)		2.6700	05/02/24	349,948,798
350,000,000	United States Treasury Bill(e)		4.7700	05/09/24	349,589,915
225,000,000	United States Treasury Bill(e)		5.0100	05/16/24	224,506,874
250,000,000	United States Treasury Bill(e)		5.2900	06/27/24	247,915,938
183,360,000	United States Treasury Bill(e)		5.3000	07/05/24	181,618,590
239,825,000	United States Treasury Bill(e)		5.3100	07/11/24	237,339,447
300,000,000	United States Treasury Bill(e)		5.3200	07/18/24	296,585,874
250,000,000	United States Treasury Bill(e)		5.3200	07/25/24	246,903,010
400,000,000	United States Treasury Bill(e)		5.3300	08/01/24	394,637,168
470,000,000	United States Treasury Floating Rate Note(b)	USBMMY3M + 0.125%	5.4510	07/31/25	470,126,002
					2,999,171,616

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,998,870,769)				2,999,171,616

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CERTIFICATE OF DEPOSIT — 0.1%
	BANKING - 0.1%
10,000,000	Toronto-Dominion Bank		5.9620	09/18/24	$10,017,636

	TOTAL CERTIFICATE OF DEPOSIT (Cost $10,000,000)				10,017,636

	COMMERCIAL PAPER — 0.2%
	COMMERCIAL PAPER - 0.2%
10,600,000	Hilltop Securities Incorporated		6.2400	05/15/24	10,572,876

	TOTAL COMMERCIAL PAPER (Cost $10,572,876)				10,572,876

Shares
	COLLATERAL FOR SECURITIES LOANED — 12.7%
901,617,321	Goldman Sachs Financial Square Government Fund, Institutional Class, 5.34%(f),(k)				901,617,321
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $901,617,321)

	SHORT-TERM INVESTMENTS — 12.1%
	MONEY MARKET FUNDS - 12.1%
10,010,001	BlackRock Liquidity Funds - TempFund, Institutional Class, 5.33%(f)				10,014,005
820,625,501	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.18%(f)				820,625,501
10,000,000	Federated Hermes Institutional Prime Obligations, Institutional Class, 5.34%(f)				10,003,000
10,000,000	JPMorgan Prime Money Market Fund, Capital Class, 5.36%(f)				10,002,001
10,000,001	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, Institutional Class, 5.36%(f)				9,999,000
	TOTAL MONEY MARKET FUNDS (Cost $860,634,502)				860,643,507

	TOTAL SHORT-TERM INVESTMENTS (Cost $860,634,502)				860,643,507

Contracts(g)		Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED(i) - 0.0% (d)
	PUT OPTIONS PURCHASED - 0.0%(d)
1,000	S&P500 E-Mini Option Index	06/21/2024	$4,900	$253,350,000	2,537,500
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,800,000)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $1,800,000)				2,537,500

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Contracts(g)		Fair Value
	TOTAL INVESTMENTS - 116.6% (Cost $8,251,489,790)	$8,292,043,309
	LIABILITIES IN EXCESS OF OTHER ASSETS - (16.6)%	(1,177,560,509)
	NET ASSETS - 100.0%	$7,114,482,800

OPEN FUTURES CONTRACTS
Number of
Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
23,545	CBOT 5 Year US Treasury Note	06/28/2024	$2,466,154,816	$(46,415,555)
1,685	CME E-Mini Standard & Poor’s 500 Index Futures	06/21/2024	426,894,750	(8,676,050)
	TOTAL FUTURES CONTRACTS			$(55,091,605)

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

GS	Goldman Sachs

MS	Morgan Stanley

SOFRINDX	Secured Overnight Financing Rate Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR3M	3-Month CME Term SOFR

USBMMY3M	US Treasury 3 Month Bill Money Market Yield

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2024 the total market value of 144A securities is $206,018,492 or 2.9% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Variable rate security; the rate shown represents the rate on April 30, 2024.

(d)	Percentage rounds to less than 0.1%.

(e)	Zero coupon bond, rate disclosed is the effective yield as of April 30, 2024.

(f)	Rate disclosed is the seven-day effective yield as of April 30, 2024.

(g)	Each contract is equivalent to one futures contract.

(h)	Affiliated Security.

(i)	Non-income producing security.

(j)	All or a portion of the security is on loan. Total loaned securities had a value of $923,678,671 at April 30, 2024. Security purchase with cash proceeds of securities lending collateral value of $901,617,321.

(k)	Security purchased with cash proceeds of securities lending collateral. Non-cash collateral amounted to $41,262,520.

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

OPEN CREDIT DEFAULT SWAP AGREEMENTS (1)

OPEN CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION (2)

							Unrealized
		Termination	Interest Rate	Notional Value at		Upfront	Appreciation
Reference Entity	Counterparty	Date	Payable	April 30, 2024	Value	Premiums Paid	(Depreciation)
CDX North American High Yield Series 40	GS	6/20/2028	5.00%	$491,881,500	$33,709,786	$11,499,625	$22,210,161
CDX North American High Yield Series 40	MS	6/20/2028	5.00%	57,816,000	3,962,265	672,370	3,289,895
CDX North American High Yield Series 41	GS	12/20/2028	5.00%	505,494,000	34,002,728	31,897,792	2,104,936
CDX North American High Yield Series 41	MS	12/20/2028	5.00%	40,590,000	2,730,341	500,069	2,230,272
CDX North American High Yield Series 42	GS	6/20/2029	5.00%	1,530,000,000	100,002,840	100,697,265	(694,425)
CDX North American High Yield Series 42	MS	6/20/2029	5.00%	100,000,000	6,536,133	6,899,947	(363,814)

TOTAL					$180,944,093	$152,167,068	$28,777,025

GS - Goldman Sachs

MS - Morgan Stanley

(1)	For centrally cleared swaps, the notional amounts represent the maximum potential the Fund may pay/receive as a seller/buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the reference entity.

(2)	For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 99.7%
	MONEY MARKET FUND - 99.7%
1,216,849,103	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.18% (Cost $1,216,849,103)(a)	$1,216,849,103

	TOTAL INVESTMENTS - 99.7% (Cost $1,216,849,103)	$1,216,849,103
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	4,010,443
	NET ASSETS - 100.0%	$1,220,859,546

(a)	Rate disclosed is the seven-day effective yield as of April 30, 2024.

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024

Shares					Fair Value
	EXCHANGE-TRADED FUND — 10.5%
	EQUITY - 10.5%
13,500	Vanguard S&P 500 ETF				$6,229,305

	TOTAL EXCHANGE-TRADED FUND (Cost $5,391,630)				6,229,305

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	CORPORATE BONDS — 73.1%
	AEROSPACE & DEFENSE — 3.4%
1,000,000	BAE Systems Holdings, Inc.(a)		3.8000	10/07/24	991,498
1,000,000	Howmet Aerospace, Inc.		5.1250	10/01/24	996,783
					1,988,281
	AUTOMOTIVE — 6.7%
1,000,000	American Honda Finance Corporation(b)	SOFRRATE + 0.600%	5.9430	08/14/25	1,002,003
1,000,000	Ford Motor Credit Company, LLC		4.0630	11/01/24	990,214
1,000,000	Toyota Motor Credit Corporation(b)	SOFRRATE + 0.600%	5.9110	06/09/25	1,003,626
1,000,000	Volkswagen Group of America Finance, LLC(a),(b)	SOFRRATE + 0.830%	6.1630	03/20/26	1,001,979
					3,997,822
	BANKING — 8.4%
1,000,000	Citibank NA(b)	SOFRINDX + 0.590%	5.9110	04/30/26	1,001,883
1,000,000	Credit Suisse A.G.		3.6250	09/09/24	992,146
1,000,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.980%	3.8450	06/14/25	997,431
1,000,000	Morgan Stanley Bank NA(b)	SOFRRATE + 0.780%	6.0990	07/16/25	1,005,192
1,000,000	Toronto-Dominion Bank (The)(b)	SOFRRATE + 0.480%	5.8000	10/10/25	1,002,059
					4,998,711
	BEVERAGES — 5.9%
1,500,000	Coca-Cola Europacific Partners plc(a)		0.8000	05/03/24	1,499,796
1,000,000	JDE Peet’s N.V.(a)		0.8000	09/24/24	977,701
1,000,000	PepsiCo, Inc.(b)	SOFRINDX + 0.400%	5.7440	11/12/24	1,001,339
					3,478,836
	BIOTECH & PHARMA — 3.4%
1,000,000	Amgen, Inc.		3.6250	05/22/24	998,812
1,000,000	Astrazeneca Finance, LLC		0.7000	05/28/24	996,399
					1,995,211

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 73.1% (Continued)
	DIVERSIFIED INDUSTRIALS — 1.7%
1,000,000	Parker-Hannifin Corporation		3.6500	06/15/24	$996,871

	E-COMMERCE DISCRETIONARY — 1.2%
738,000	eBay, Inc.		3.4500	08/01/24	733,695

	ELECTRIC UTILITIES — 5.9%
500,000	CenterPoint Energy, Inc.(b)	SOFRINDX + 0.650%	5.9940	05/13/24	500,059
1,000,000	Georgia Power Company(b)	SOFRINDX + 0.750%	6.0950	05/08/25	1,004,030
1,000,000	Public Service Enterprise Group, Inc.		2.8750	06/15/24	996,375
1,000,000	Vistra Operations Company, LLC(a)		4.8750	05/13/24	1,000,773
					3,501,237
	FOOD — 1.7%
1,000,000	Conagra Brands, Inc.		4.3000	05/01/24	1,000,000

	HEALTH CARE FACILITIES & SERVICES — 5.0%
1,000,000	AmerisourceBergen Corporation		3.4000	05/15/24	998,976
1,000,000	Cardinal Health, Inc.		3.0790	06/15/24	996,511
1,000,000	CVS Health Corporation		2.6250	08/15/24	990,800
					2,986,287
	HOME CONSTRUCTION — 1.5%
875,000	DR Horton, Inc.		2.5000	10/15/24	862,968

	INSURANCE — 1.7%
1,000,000	Willis North America, Inc.		3.6000	05/15/24	999,182

	MACHINERY — 3.4%
1,000,000	Caterpillar Financial Services Corporation(b)	SOFRRATE + 0.460%	5.8000	02/27/26	1,002,711
1,000,000	John Deere Capital Corporation(b)	SOFRRATE + 0.440%	5.7760	03/06/26	1,003,031
					2,005,742

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 73.1% (Continued)
	METALS & MINING — 1.7%
1,000,000	Freeport-McMoRan, Inc.		4.5500	11/14/24	$993,590

	OIL & GAS PRODUCERS — 5.0%
1,000,000	Energy Transfer, L.P.		3.9000	05/15/24	999,265
1,000,000	Kinder Morgan Energy Partners, L.P.		4.3000	05/01/24	1,000,000
1,000,000	Williams Companies, Inc.		4.5500	06/24/24	997,860
					2,997,125
	REAL ESTATE INVESTMENT TRUSTS — 1.7%
1,000,000	Equinix, Inc.		2.6250	11/18/24	982,367

	SOFTWARE — 1.4%
815,000	Oracle Corporation		2.9500	11/15/24	803,018

	SPECIALTY FINANCE — 1.6%
1,000,000	AerCap Ireland Capital DAC / AerCap Global		1.6500	10/29/24	979,161

	TECHNOLOGY HARDWARE — 3.7%
1,000,000	Arrow Electronics, Inc.		3.2500	09/08/24	990,783
1,250,000	TD SYNNEX Corporation		1.2500	08/09/24	1,233,239
					2,224,022
	TECHNOLOGY SERVICES — 3.1%
1,000,000	Equifax, Inc.		2.6000	12/01/24	981,744
877,000	Western Union Company		2.8500	01/10/25	858,455
					1,840,199
	TOBACCO & CANNABIS — 1.7%
1,000,000	Philip Morris International, Inc.		2.8750	05/01/24	1,000,000

	TRANSPORTATION & LOGISTICS — 3.3%
1,000,000	Canadian Pacific Railway Company		1.3500	12/02/24	975,372
1,000,000	Delta Air Lines, Inc.		2.9000	10/28/24	985,860
					1,961,232

	TOTAL CORPORATE BONDS (Cost $43,300,559)				43,325,557

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 1.7%
	U.S. TREASURY NOTES — 1.7%
1,000,000	United States Treasury Floating Rate Note(b)	USBMMY3M + 0.169%	5.4950	04/30/25	$1,001,063

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,000,337)				1,001,063

	COMMERCIAL PAPER — 1.7%
	COMMERCIAL PAPER - 1.7%
1,000,000	Hilltop Securities Incorporated		6.2400	05/15/24	997,441

	TOTAL COMMERCIAL PAPER (Cost $997,441)				997,441

Shares
	SHORT-TERM INVESTMENTS — 14.0%
	MONEY MARKET FUNDS - 14.0%
6,281,120	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.18%(d)				6,281,120
2,000,000	Federated Hermes Institutional Prime Obligations, Institutional Class, 5.34%(d)				2,000,600
	TOTAL MONEY MARKET FUNDS (Cost $8,281,120)				8,281,720

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,281,120)				8,281,720

	TOTAL INVESTMENTS - 101.0% (Cost $58,971,087)				$59,835,086
	LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%				(576,098)
	NET ASSETS - 100.0%				$59,258,988

OPEN FUTURES CONTRACTS
Number of
Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Depreciation
210	CME E-Mini Standard & Poor’s 500 Index Futures	06/21/2024	$53,203,500	$(1,732,000)
	TOTAL FUTURES CONTRACTS

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SOFRINDX	Secured Overnight Financing Rate Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

USBMMY3M	US Treasury 3 Month Bill Money Market Yield

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2024 the total market value of 144A securities is $5,471,746 or 9.2% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Variable rate security; the rate shown represents the rate on April 30, 2024.

(d)	Rate disclosed is the seven-day effective yield as of April 30, 2024.

The accompanying notes are an integral part of these financial statements.

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 101.6%
	AEROSPACE & DEFENSE — 3.9%
1,000,000	BAE Systems Holdings, Inc.(a)		3.8000	10/07/24	$991,498
1,000,000	Howmet Aerospace, Inc.		5.1250	10/01/24	996,783
727,000	L3Harris Technologies, Inc.		3.9500	05/28/24	726,002
					2,714,283
	AUTOMOTIVE — 10.9%
1,000,000	American Honda Finance Corporation(b)	SOFRINDX + 0.780%	6.0970	04/23/25	1,004,222
1,500,000	American Honda Finance Corporation(b)	SOFRRATE + 0.600%	5.9430	08/14/25	1,503,005
1,000,000	Ford Motor Credit Company, LLC		3.6640	09/08/24	992,230
1,000,000	Ford Motor Credit Company, LLC		4.0630	11/01/24	990,214
2,000,000	Toyota Motor Credit Corporation(b)	SOFRRATE + 0.600%	5.9110	06/09/25	2,007,251
1,000,000	Volkswagen Group of America Finance, LLC(a),(b)	SOFRRATE + 0.830%	6.1630	03/20/26	1,001,979
					7,498,901
	BANKING — 16.7%
1,000,000	Bank of America Corporation(c)	SOFRRATE + 0.650%	1.5300	12/06/25	974,060
1,000,000	Bank of New York Mellon(b)	SOFRRATE + 0.450%	5.7850	03/13/26	1,001,306
1,000,000	Bank of Nova Scotia(b)	SOFRRATE + 0.380%	5.7010	07/31/24	1,000,456
2,000,000	Citibank NA(b)	SOFRINDX + 0.590%	5.9110	04/30/26	2,003,766
1,000,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.980%	3.8450	06/14/25	997,431
1,000,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.605%	1.5610	12/10/25	974,139
500,000	KeyBank NA(c)	SOFRINDX + 0.320%	5.6550	06/14/24	499,750
2,000,000	Morgan Stanley Bank NA(b)	SOFRRATE + 0.780%	6.0990	07/16/25	2,010,385
1,000,000	Toronto-Dominion Bank(b)	SOFRRATE + 0.480%	5.8000	10/10/25	1,002,059
1,000,000	Wells Fargo & Company B(c)	TSFR3M + 1.087%	2.4060	10/30/25	982,942
					11,446,294
	BEVERAGES — 3.6%
1,500,000	Coca-Cola Europacific Partners plc(a)		0.8000	05/03/24	1,499,796
1,000,000	JDE Peet’s N.V.(a)		0.8000	09/24/24	977,701
					2,477,497

The accompanying notes are an integral part of these financial statements.

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 101.6% (Continued)
	BIOTECH & PHARMA — 3.6%
1,000,000	Amgen, Inc.		3.6250	05/22/24	$998,812
1,500,000	Astrazeneca Finance, LLC		0.7000	05/28/24	1,494,599
					2,493,411
	CHEMICALS — 1.4%
1,000,000	Avery Dennison Corporation		0.8500	08/15/24	985,408

	E-COMMERCE DISCRETIONARY — 1.4%
1,000,000	eBay, Inc.		3.4500	08/01/24	994,167

	ELECTRIC UTILITIES — 6.9%
649,000	CenterPoint Energy, Inc.(b)	SOFRINDX + 0.650%	5.9940	05/13/24	649,077
1,000,000	Georgia Power Company(b)	SOFRINDX + 0.750%	6.0950	05/08/25	1,004,030
1,000,000	NRG Energy, Inc.(a)		3.7500	06/15/24	996,222
600,000	Public Service Enterprise Group, Inc.		2.8750	06/15/24	597,825
1,514,000	Vistra Operations Company, LLC(a)		4.8750	05/13/24	1,515,170
					4,762,324
	ELECTRICAL EQUIPMENT — 1.6%
1,125,000	Allegion US Holding Company, Inc.		3.2000	10/01/24	1,112,187

	FOOD — 2.2%
1,500,000	Conagra Brands, Inc.		4.3000	05/01/24	1,500,000

	HEALTH CARE FACILITIES & SERVICES — 6.5%
1,500,000	Cardinal Health, Inc.		3.0790	06/15/24	1,494,766
1,000,000	Cencora, Inc.		3.4000	05/15/24	998,976
1,000,000	CVS Health Corporation		2.6250	08/15/24	990,800
1,000,000	Laboratory Corp of America Holdings		2.3000	12/01/24	980,249
					4,464,791
	HOME CONSTRUCTION — 1.4%
1,000,000	DR Horton, Inc.		2.5000	10/15/24	986,249

	INSTITUTIONAL FINANCIAL SERVICES — 1.5%
1,000,000	Jefferies Financial Group, Inc.		6.0500	03/12/25	1,001,078

The accompanying notes are an integral part of these financial statements.

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 101.6% (Continued)
	INSURANCE — 2.9%
1,000,000	Marsh & McLennan Companies, Inc.		3.5000	06/03/24	$997,877
1,000,000	Willis North America, Inc.		3.6000	05/15/24	999,182
					1,997,059
	LEISURE PRODUCTS — 1.4%
1,000,000	Hasbro, Inc.		3.0000	11/19/24	984,426

	MACHINERY — 4.4%
1,000,000	Caterpillar Financial Services Corporation(b)	SOFRRATE + 0.460%	5.8000	02/27/26	1,002,711
1,000,000	John Deere Capital Corporation(b)	SOFRRATE + 0.440%	5.7760	03/06/26	1,003,031
1,000,000	Parker-Hannifin Corporation		2.7000	06/14/24	996,285
					3,002,027
	MEDICAL EQUIPMENT & DEVICES — 1.5%
1,000,000	Becton Dickinson & Company		3.8750	05/15/24	999,178

	METALS & MINING — 1.4%
1,000,000	Freeport-McMoRan, Inc.		4.5500	11/14/24	993,590

	OIL & GAS PRODUCERS — 4.4%
1,000,000	Energy Transfer, L.P.		3.9000	05/15/24	999,265
1,000,000	Kinder Morgan Energy Partners, L.P.		4.3000	05/01/24	1,000,000
1,000,000	Williams Companies, Inc.		4.5500	06/24/24	997,860
					2,997,125
	REAL ESTATE INVESTMENT TRUSTS — 1.4%
1,000,000	Equinix, Inc.		2.6250	11/18/24	982,367

	SEMICONDUCTORS — 1.6%
1,107,000	Microchip Technology, Inc.		0.9830	09/01/24	1,089,543

	SOFTWARE — 3.1%
1,000,000	Oracle Corporation		3.4000	07/08/24	995,277
1,140,000	VMware, LLC		1.0000	08/15/24	1,123,903
					2,119,180

The accompanying notes are an integral part of these financial statements.

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 101.6% (Continued)
	SPECIALTY FINANCE — 3.4%
1,000,000	AerCap Ireland Capital DAC / AerCap Global		1.6500	10/29/24	$979,161
1,336,000	American Express Company(b)	SOFRINDX + 0.720%	6.0670	05/03/24	1,336,020
					2,315,181
	TECHNOLOGY HARDWARE — 4.3%
1,000,000	Arrow Electronics, Inc.		3.2500	09/08/24	990,783
722,000	Dell International, LLC / EMC Corporation		4.0000	07/15/24	719,229
1,279,000	TD SYNNEX Corporation		1.2500	08/09/24	1,261,850
					2,971,862
	TECHNOLOGY SERVICES — 2.9%
1,000,000	Equifax, Inc.		2.6000	12/01/24	981,744
1,000,000	Western Union Company		2.8500	01/10/25	978,854
					1,960,598
	TELECOMMUNICATIONS — 2.9%
2,000,000	Sprint, LLC		7.1250	06/15/24	2,002,911

	TOBACCO & CANNABIS — 1.5%
1,014,000	Philip Morris International, Inc.		2.8750	05/01/24	1,014,000

	TRANSPORTATION & LOGISTICS — 2.9%
1,000,000	Canadian Pacific Railway Company		1.3500	12/02/24	975,372
1,000,000	Delta Air Lines, Inc.		2.9000	10/28/24	985,860
					1,961,232

	TOTAL CORPORATE BONDS (Cost $69,765,407)				69,826,869

	COMMERCIAL PAPER — 1.4%
	COMMERCIAL PAPER - 1.4%
1,000,000	Hilltop Securities Incorporated		6.2400	05/15/24	997,441

	TOTAL COMMERCIAL PAPER (Cost $997,441)				997,441

The accompanying notes are an integral part of these financial statements.

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUND - 0.4%
286,919	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.18% (Cost $286,919)(d)	$286,919

	TOTAL INVESTMENTS - 103.4% (Cost $71,049,767)	$71,111,229
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.4)%	(2,369,122)
	NET ASSETS - 100.0%	$68,742,107

LLC	- Limited Liability Company

LP	- Limited Partnership

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SOFRINDX	Secured Overnight Financing Rate Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR3M	3-Month CME Term SOFR

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2024 the total market value of 144A securities is $6,982,366 or 10.2% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Variable rate security; the rate shown represents the rate on April 30, 2024.

(d)	Rate disclosed is the seven-day effective yield as of April 30, 2024.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2024

	Navigator
	Equity Hedged	Navigator Tactical
	Fund	Fixed Income Fund
Assets:
Investments in Securities at Cost (including affiliated securities of $0 and $110,718,349, respectively)	$18,843,172	$8,251,489,790
Investments in Securities at Value (including affiliated securities of $0 and $113,247,470, respectively)	$18,884,201	$8,292,043,309	(a)
Cash	3,982	56,209,388
Deposits with Broker for Futures and Options Contracts with Goldman Sachs	—	104,456,690
Receivable for Investments Sold	938,530	—
Deposits with Broker for Option Contracts with Pershing	10,000	3,067,121
Dividends and Interest Receivable	3,108	19,064,101
Receivable for Securities Lending Income	—	483,022
Receivable for Fund Shares Sold	—	5,816,991
Premiums Paid for Swap Contracts	—	152,167,068
Unrealized Appreciation on Swap Contracts	—	29,835,264
Prepaid Expenses and Other Assets	2,736	94,131
Total Assets	19,842,557	8,663,237,085
Liabilities:
Collateral on Securities Loaned	—	901,617,321
Option Contracts Written at Value (premiums received of $72,830 and $0, respectively)	81,130	—
Accrued Advisory Fees	18,809	4,585,742
Payable to Related Parties	16,758	196,791
Payable for Fund Shares Redeemed	98,699	6,957,456
Accrued Distribution Fees	364	28,543
Payable with Broker for Swaps with Goldman Sachs	—	114,718,221
Unrealized Depreciation on Swap Contracts	—	1,058,239
Payable for Securities Purchased	828,621	464,086,674
Unrealized Depreciation on Futures Contracts	—	55,091,605
Accrued Expenses and Other Liabilities	12,242	413,693
Total Liabilities	1,056,623	1,548,754,285

Net Assets	$18,785,934	$7,114,482,800

Composition of Net Assets:
At April 30, 2024, Net Assets consisted of:
Paid-in-Capital	$22,257,280	$7,674,322,310
Accumulated Losses	(3,471,346)	(559,839,510)
Net Assets	$18,785,934	$7,114,482,800

Net Asset Value Per Share
Class A Shares:
Net Assets	$718,060	$45,376,199
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	80,202	4,673,402

Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share	$8.95	$9.71
Maximum Offering Price Per Share (Maximum sales charge of 5.50% and 3.75%, respectively)	$9.47	$10.09

Class C Shares:
Net Assets	$255,296	$23,386,197
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	31,351	2,414,970
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share	$8.14	$9.68

Class I Shares:
Net Assets	$17,812,578	$7,045,720,404
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	2,003,069	725,183,777
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share	$8.89	$9.72

(a)	Includes loaned securities with a value of $0 and $923,678,671, respectively.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
April 30, 2024

	Navigator Tactical	Navigator	Navigator Ultra
	Investment Grade	Tactical U.S.	Short Bond
	Bond Fund	Allocation Fund	Fund

Assets:
Investments in Securities at Cost	$1,216,849,103	$58,971,087	$71,049,767
Investments in Securities at Value	$1,216,849,103	$59,835,086	$71,111,229
Cash	—	—	—
Deposits with Broker for Futures Contracts with Goldman Sachs	8,278	4,276,451	—
Deposit with Broker for Swaps	14,742	—	—
Dividends and Interest Receivable	4,981,292	419,364	626,208
Receivable for Fund Shares Sold	1,299,095	—	—
Receivable for Securities Sold	—	—	2,605
Prepaid Expenses and Other Assets	4,055	1,181	15,956
Total Assets	1,223,156,565	64,532,082	71,755,998

Liabilities:
Payable for Fund Shares Redeemed	1,458,854	—	445
Accrued Advisory Fees	806,945	31,291	3,877
Payable to Related Parties	—	12,916	13,838
Payable for Securities Purchased	—	3,487,885	2,986,220
Unrealized Depreciation on Futures Contracts	—	1,732,000	—
Accrued Expenses and Other Liabilities	31,220	9,002	9,511
Total Liabilities	2,297,019	5,273,094	3,013,891

Net Assets	$1,220,859,546	$59,258,988	$68,742,107

Composition of Net Assets:
At April 30, 2024, Net Assets consisted of:
Paid-in-Capital	$1,247,961,202	$57,231,840	$68,236,349
Accumulated Earnings (Losses)	(27,101,656)	2,027,148	505,758
Net Assets	$1,220,859,546	$59,258,988	$68,742,107

Net Asset Value Per Share
Class A Shares:
Net Assets			$5,876
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)			560
Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share			$10.49
Maximum Offering Price Per Share (Maximum sales charge of 3.75%)			$10.90

Class I Shares:
Net Assets	$1,220,859,546	$59,258,988	$68,736,231
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	132,759,858	5,736,226	6,802,512
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share	$9.20	$10.33	$10.10

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2024

	Navigator Equity	Navigator Tactical Fixed
	Hedged Fund	Income Fund
Investment Income:
Dividend Income (including income on affiliated securities of $0, and $2,693,569, respectively)	$178,531	$45,731,507
Interest Income	63,326	144,804,331
Securities Lending - net	—	630,805
Total Investment Income	241,857	191,166,643

Expenses:
Investment Advisory Fees	105,596	28,325,054
Distribution Fees:
Class A	950	57,078
Class C	1,282	116,111
Administration Fees	45,157	542,294
Registration & Filing Fees	53,049	82,049
Third Party Administrative Servicing Fees	18,749	3,442,186
Transfer Agent Fees	15,912	540,258
Chief Compliance Officer Fees	10,964	62,098
Trustees’ Fees	9,284	7,928
Audit Fees	2,420	10,094
Legal Fees	11,519	7,957
Custody Fees	5,054	285,232
Insurance Expense	2,010	36,799
Printing Expense	—	159,126
Miscellaneous Expenses	2,844	4,725
Total Expenses	284,790	33,678,989
Less: Expenses waived or fees reimbursed by Advisor for Affiliated Holdings	—	(447,785)
Less: Expenses waived or fees reimbursed by the Advisor	(128,003)	—
Net Expenses	156,787	33,231,204
Net Investment Income	85,070	157,935,439

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:

Investments (including loss on affiliated securities of $0 and $0, respectively)	2,488,081	4,463,795
Securities Sold Short	(1,296)	—
Futures Contracts	—	68,114,125
Swap Contracts	—	132,344,209
Options Purchased	(2,805,008)	(10,550,168)
Options Written	1,880,107	2,023,534
	1,561,884	196,395,495

Net Change in Unrealized Appreciation (Depreciation) on:
Investments (including gain (loss) on affiliated securities of $116,277 and $6,807,018, respectively)	752,283	43,871,125
Futures Contracts	—	(59,395,581)
Swap Contracts	—	44,508,476
Options Purchased	(38,624)	1,439,298
Options Written	(355,455)	(15,296)
	358,204	30,408,022

Net Realized and Unrealized Gain on Investments	1,920,088	226,803,517

Net Increase in Net Assets Resulting From Operations	$2,005,158	$384,738,956

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF OPERATIONS (Unaudited)(Continued)
For the Six Months Ended April 30, 2024

	Navigator Tactical	Navigator Tactical
	Investment Grade	U.S. Allocation	Navigator Ultra
	Bond Fund	Fund	Short Bond Fund

Investment Income:
Dividend Income	$—	$45,144	$—
Interest Income	31,037,592	1,466,581	1,871,226
Total Investment Income	31,037,592	1,511,725	1,871,226

Expenses:
Investment Advisory Fees	4,954,993	242,256	94,783
Distribution Fees:
Class A	—	—	7
Third Party Administrative Servicing Fees	537,945	—	4,177
Transfer Agent Fees	239,936	9,375	9,442
Administration Fees	228,075	40,206	37,416
Registration & Filing Fees	59,175	497	12,680
Custody Fees	51,916	4,177	6,266
Printing Expense	39,782	1,492	746
Chief Compliance Officer Fees	19,601	12,229	12,289
Audit Fees	9,349	9,349	9,200
Legal Fees	7,957	7,957	7,957
Trustees’ Fees	7,928	7,928	7,928
Insurance Expense	6,962	1,740	1,791
Interest Expense	—	1,600	—
Miscellaneous Expenses	1,492	1,243	1,492
Total Expenses	6,165,111	340,049	206,174
Less: Expenses waived or fees reimbursed/recaptured by the Advisor	(273,524)	(51,943)	(79,712)
Net Expenses	5,891,587	288,106	126,462
Net Investment Income	25,146,005	1,223,619	1,744,764

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on:
Investments	40,633,407	10,410	26,043
Futures Contracts	2,004,738	7,713,663	—
Swap Contracts	2,079,694	—	—
	44,717,839	7,724,073	26,043

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(20,970)	872,779	75,132
Futures Contracts	—	(1,732,000)	—
	(20,970)	(859,221)	75,132

Net Realized and Unrealized Gain on Investments	44,696,869	6,864,852	101,175

Net Increase in Net Assets Resulting From Operations	$69,842,874	$8,088,471	$1,845,939

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Navigator Equity Hedged Fund
	For the Six	For the Year
	Months Ended	Ended
	April 30, 2024	October 31, 2023
	(Unaudited)
Operations:
Net Investment Income	$85,070	$383,640
Net Realized Gain	1,561,884	1,509,265
Net Change in Unrealized Appreciation (Depreciation)	358,204	(722,135)
Net Increase in Net Assets Resulting from Operations	2,005,158	1,170,770

Distributions to Shareholders:
Class A	(3,207)	(9,038)
Class C	(720)	(2,370)
Class I	(147,370)	(366,403)
Net Decrease in Net Assets Resulting from Distributions to Shareholders	(151,297)	(377,811)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class A	18,262	34,041
Class C	750	6,500
Class I	2,227,850	8,462,636
Distributions Reinvested:
Class A	1,625	4,462
Class C	720	2,370
Class I	141,583	342,296
Cost of Shares Redeemed:
Class A	(102,590)	(62,945)
Class C	(2,845)	(67,033)
Class I	(15,171,100)	(10,268,108)
Net Decrease in Net Assets Resulting from Shares of Beneficial Interest	(12,885,745)	(1,545,781)

Decrease in Net Assets	(11,031,884)	(752,822)

Net Assets:
Beginning of Period	29,817,818	30,570,640
End of Period	$18,785,934	$29,817,818

SHARE ACTIVITY
Class A:
Shares Sold	2,016	3,948
Shares Reinvested	180	523
Shares Redeemed	(11,377)	(7,205)
Net decrease in shares of beneficial interest outstanding	(9,181)	(2,734)

Class C:
Shares Sold	91	6,000
Shares Reinvested	88	5,294
Shares Redeemed	(352)	(2,849)
Net increase (decrease) in shares of beneficial interest outstanding	(173)	8,445

Class I:
Shares Sold	253,084	1,174,297
Shares Reinvested	15,819	519,582
Shares Redeemed	(1,683,634)	(1,221,436)
Net increase (decrease) in shares of beneficial interest outstanding	(1,414,731)	472,443

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Navigator Tactical Fixed Income Fund
	For the Six	For the Year
	Ended	Ended
	April 30, 2024	October 31, 2023
	(Unaudited)
Operations:
Net Investment Income	$157,935,439	$264,252,051
Net Realized Gain	196,395,495	119,306,694
Net Change in Unrealized Appreciation	30,408,022	69,004,158
Net Increase in Net Assets Resulting from Operations	384,738,956	452,562,903

Distributions to Shareholders:
Class A	(1,268,680)	(2,357,574)
Class C	(557,378)	(971,017)
Class I	(198,203,921)	(341,731,297)
Net Decrease in Net Assets Resulting from Distributions to Shareholders	(200,029,979)	(345,059,888)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class A	5,833,046	12,330,394
Class C	2,868,436	2,772,987
Class I	1,106,561,278	1,541,145,411
Distributions Reinvested:
Class A	1,249,964	2,319,083
Class C	529,302	924,010
Class I	133,845,810	226,231,701
Cost of Shares Redeemed:
Class A	(8,638,617)	(17,623,783)
Class C	(3,109,544)	(7,996,049)
Class I	(859,966,627)	(1,949,604,931)
Net Increase (Decrease) in Net Assets Resulting from Shares of Beneficial Interest	379,173,048	(189,501,177)

Increase (Decrease) in Net Assets	563,882,025	(81,998,162)

Net Assets:
Beginning of Period	6,550,600,775	6,632,598,937
End of Period	$7,114,482,800	$6,550,600,775

SHARE ACTIVITY
Class A:
Shares Sold	598,974	1,280,564
Shares Reinvested	128,159	244,091
Shares Redeemed	(887,212)	(1,837,902)
Net decrease in shares of beneficial interest outstanding	(160,079)	(313,247)

Class C:
Shares Sold	294,993	289,467
Shares Reinvested	54,388	97,501
Shares Redeemed	(320,069)	(841,298)
Net increase (decrease) in shares of beneficial interest outstanding	29,312	(454,330)

Class I:
Shares Sold	113,518,194	160,679,830
Shares Reinvested	13,712,503	23,806,498
Shares Redeemed	(88,322,330)	(203,783,113)
Net increase (decrease) in shares of beneficial interest outstanding	38,908,367	(19,296,785)

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Navigator Tactical Investment Grade Bond Fund
	For the Six	For the Year
	Ended	Ended
	April 30, 2024	October 31, 2023
	(Unaudited)
Operations:
Net Investment Income	$25,146,005	$41,562,144
Net Realized Gain (Loss)	44,717,839	(17,130,395)
Net Change in Unrealized Appreciation (Depreciation)	(20,970)	135,952
Net Increase in Net Assets Resulting from Operations	69,842,874	24,567,701

Distributions to Shareholders:
Class l	(24,893,131)	(37,900,560)
Net Decrease in Net Assets Resulting from Distributions to Shareholders	(24,893,131)	(37,900,560)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class I	211,401,435	305,493,638
Distributions Reinvested:
Class I	23,283,506	35,615,770
Cost of Shares Redeemed:
Class I	(140,067,027)	(257,488,827)
Net Increase in Net Assets Resulting from Shares of Beneficial Interest	94,617,914	83,620,581

Increase in Net Assets	139,567,657	70,287,722

Net Assets:
Beginning of Period	1,081,291,889	1,011,004,167
End of Period	$1,220,859,546	$1,081,291,889

SHARE ACTIVITY

Class I:
Shares Sold	22,902,036	34,236,683
Shares Reinvested	2,500,670	4,010,675
Shares Redeemed	(15,225,768)	(28,802,353)
Net increase in shares of beneficial interest outstanding	10,176,938	9,445,005

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Navigator Tactical U.S. Allocation Fund
	For the Six	For the Year
	Ended	Ended
	April 30, 2024	October 31, 2023
	(Unaudited)
Operations:
Net Investment Income	$1,223,619	$1,925,194
Net Realized Gain	7,724,073	3,310,877
Net Change in Unrealized Depreciation	(859,221)	(40,998)
Net Increase in Net Assets Resulting from Operations	8,088,471	5,195,073

Distributions to Shareholders:
Class l	(1,262,284)	(1,679,685)
Net Decrease in Net Assets Resulting from Distributions to Shareholders	(1,262,284)	(1,679,685)

Beneficial Interest Transactions:
Distributions Reinvested:
Class I	1,262,284	1,679,684
Net Increase in Net Assets Resulting from Shares of Beneficial Interest	1,262,284	1,679,684

Increase in Net Assets	8,088,471	5,195,072

Net Assets:
Beginning of Period	51,170,517	45,975,445
End of Period	$59,258,988	$51,170,517

Share Activity
Class I:
Shares Reinvested	123,735	185,984
Net increase in shares of beneficial interest outstanding	123,735	185,984

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Navigator Ultra Short Bond Fund
	For the Six	For the Year
	Ended	Ended
	April 30, 2024	October 31, 2023
	(Unaudited)
Operations:
Net Investment Income	$1,744,764	$2,698,554
Net Realized Gain	26,043	30,467
Net Change in Unrealized Appreciation	75,132	358,245
Net Increase in Net Assets Resulting from Operations	1,845,939	3,087,266

Distributions to Shareholders:
Class A	(145)	(256)
Class I	(1,715,577)	(2,370,653)
Net Decrease in Net Assets Resulting from Distributions to Shareholders	(1,715,722)	(2,370,909)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class I	7,181,048	7,499,420
Distributions Reinvested:
Class A	145	256
Class I	1,642,882	2,275,544
Cost of Shares Redeemed:
Class A	(142)	(5,252)
Class I	(1,862,827)	(2,799,836)
Net Increase in Net Assets Resulting from Shares of Beneficial Interest	6,961,106	6,970,132

Increase in Net Assets	7,091,323	7,686,489

Net Assets:
Beginning of Period	61,650,784	53,964,295
End of Period	$68,742,107	$61,650,784

SHARE ACTIVITY
Class A:
Shares Reinvested	14	25
Shares Redeemed	(14)	(508)
Net increase (decrease) in shares of beneficial interest outstanding	—	(483)

Class I:
Shares Sold	710,112	749,149
Shares Reinvested	164,038	227,467
Shares Redeemed	(184,478)	(278,989)
Net increase in shares of beneficial interest outstanding	689,672	697,627

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Navigator Equity Hedged Fund - Class A
	For the Six		For the	For the	For the	For the	For the
	Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2024		October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$8.49		$8.30	$11.88	$9.07	$8.32	$8.26
From Operations:
Net investment income (a)	0.01		0.10	0.06	0.00 (e)	0.07	0.08
Net gain (loss) from securities (both realized and unrealized)	0.49		0.19	(2.00)	2.84	0.75	0.08
Total from operations	0.50		0.29	(1.94)	2.84	0.82	0.16
Distributions to shareholders from:
Net investment income	(0.04)		(0.10)	(0.05)	(0.03)	(0.07)	(0.10)
Net realized gains	—		—	(1.59)	—	—	—
Total distributions	(0.04)		(0.10)	(1.64)	(0.03)	(0.07)	(0.10)

Net Asset Value, End of Period	$8.95		$8.49	$8.30	$11.88	$9.07	$8.32

Total Return (b)	5.86	% (g)	3.48%	(18.52)%	31.38%	9.93%	2.03%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$718		$759	$764	$1,120	$732	$745
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	2.38	% (f)	2.00%	1.82%	1.86%	1.75%	1.63%
net of waivers/reimbursement (c)	1.35	% (f)	1.35%	1.35%	1.34%	1.32%	1.31%
Ratio of net investment income to average net assets (c)(d)	0.29	% (f)	1.11%	0.62%	0.04%	0.77%	0.95%
Portfolio turnover rate	313	% (g)	517%	728%	583%	498%	470%

	Navigator Equity Hedged Fund - Class C
	For the Six		For the	For the	For the	For the	For the
	Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2024		October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$7.74		$7.60	$11.07	$8.49	$7.81	$7.78
From Operations:
Net investment income (loss) (a)	(0.02)		0.03	(0.01)	(0.07)	0.00 (e)	0.02
Net gain (loss) from securities (both realized and unrealized)	0.44		0.18	(1.84)	2.65	0.71	0.08
Total from operations	0.42		0.21	(1.85)	2.58	0.71	0.10

Distributions to shareholders from:
Net Investment Income	(0.02)		(0.07)	(0.03)	—	(0.03)	(0.07)
Net realized gains	—		—	(1.59)	—	—	—
Total distributions	(0.02)		(0.07)	(1.62)	—	(0.03)	(0.07)

Net Asset Value, End of Period	$8.14		$7.74	$7.60	$11.07	$8.49	$7.81

Total Return (b)	5.46	% (g)	2.72%	(19.09)%	30.39%	9.06%	1.38%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$255		$244	$290	$330	$283	$343
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	3.14	% (f)	2.76%	2.57%	2.61%	2.50%	2.38%
net of waivers/reimbursement (c)	2.10	% (f)	2.10%	2.10%	2.09%	2.07%	2.06%
Ratio of net investment income (loss) to average net assets (c)(d)	(0.47	)% (f)	0.39%	(0.13)%	(0.67)%	0.02%	0.25%
Portfolio turnover rate	313	% (g)	517%	728%	583%	498%	470%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Per share amount represents less than $0.01 per share.

(f)	Annualized.

(g)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Navigator Equity Hedged Fund - Class I
	For the Six		For the	For the	For the	For the	For the
	Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2024		October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$8.43		$8.23	$11.81	$9.02	$8.27	$8.19
From Operations:
Net investment income (a)	0.03		0.12	0.08	0.04	0.09	0.10
Net gain (loss) from securities (both realized and unrealized)	0.47		0.20	(2.00)	2.81	0.75	0.09
Total from operations	0.50		0.32	(1.92)	2.85	0.84	0.19
Distributions to shareholders from:
Net investment income	(0.04)		(0.12)	(0.07)	(0.06)	(0.09)	(0.11)
Net realized gains	—		—	(1.59)	—	—	—
Total distributions	(0.04)		(0.12)	(1.66)	(0.06)	(0.09)	(0.11)

Net Asset Value, End of Period	$8.89		$8.43	$8.23	$11.81	$9.02	$8.27

Total Return (b)	5.97	% (f)	3.85%	(18.39)%	31.66%	10.20%	2.44%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$17,813		$28,815	$29,516	$36,740	$24,590	$32,084
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	2.01	% (e)	1.75%	1.57%	1.61%	1.50%	1.38%
net of waivers/reimbursement (c)	1.10	% (e)	1.10%	1.10%	1.09%	1.07%	1.06%
Ratio of net investment income (loss) to average net assets (c)(d)	0.62	% (e)	1.36%	0.88%	0.33%	1.02%	1.25%
Portfolio turnover rate	313	% (f)	517%	728%	583%	498%	470%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Navigator Tactical Fixed Income Fund - Class A
	For the Six		For the	For the	For the		For the		For the
	Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	April 30, 2024		October 31, 2023	October 31, 2022	October 31, 2021		October 31, 2020		October 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$9.44		$9.29	$10.92	$10.63		$10.24		$10.06
From Operations:
Net investment income (a)	0.21		0.36	0.05	0.05		0.09		0.22
Net gain (loss) from securities (both realized and unrealized)	0.33		0.26	(1.06)	0.88		0.41		0.21
Total from operations	0.54		0.62	(1.01)	0.93		0.50		0.43

Distributions to shareholders from:
Net investment income	(0.27)		(0.47)	(0.13)	(0.18)		(0.11)		(0.24)
Net realized gains	—		—	(0.49)	(0.46)		(0.00	) (e)	(0.01)
Total distributions	(0.27)		(0.47)	(0.62)	(0.64)		(0.11)		(0.25)

Net Asset Value, End of Period	$9.71		$9.44	$9.29	$10.92		$10.63		$10.24

Total Return (b)	5.73	% (h)	6.78%	(9.79)%	9.00%		4.95%		4.34%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$45,376		$45,626	$47,808	$61,196		$67,235		$56,467
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	1.22	% (g)	1.24%	1.21%	1.22	% (f)	1.24%		1.24%
net of waivers/reimbursement (c)	1.21	% (g)	1.22%	1.20%	1.21%		1.23%		1.22%
Ratio of net investment income to average net assets (c)(d)	4.34	% (g)	3.71%	0.49%	0.42%		0.84%		2.16%
Portfolio turnover rate	7	% (h)	250%	197%	157%		197%		151%

	Navigator Tactical Fixed Income Fund - Class C
	For the		For the	For the	For the		For the		For the
	Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	April 30, 2024		October 31, 2023	October 31, 2022	October 31, 2021		October 31, 2020		October 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$9.41		$9.26	$10.91	$10.62		$10.27		$10.09
From Operations:
Net investment income (loss) (a)	0.17		0.28	(0.02)	(0.03)		0.01		0.14
Net gain (loss) from securities (both realized and unrealized)	0.33		0.27	(1.07)	0.89		0.41		0.22
Total from operations	0.50		0.55	(1.09)	0.86		0.42		0.36

Distributions to shareholders from:
Net investment income	(0.23)		(0.40)	(0.07)	(0.11)		(0.07)		(0.17)
Net realized gains	—		—	(0.49)	(0.46)		(0.00	) (e)	(0.01)
Total distributions	(0.23)		(0.40)	(0.56)	(0.57)		(0.07)		(0.18)

Net Asset Value, End of Period	$9.68		$9.41	$9.26	$10.91		$10.62		$10.27

Total Return (b)	5.35	% (h)	5.99%	(10.53)%	8.25%		4.15%		3.56%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$23,386		$22,461	$26,309	$30,016		$18,357		$13,494
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	1.97	% (g)	1.99%	1.96%	1.97	% (f)	1.99%		1.99%
net of waivers/reimbursement (c)	1.96	% (g)	1.97%	1.95%	1.96%		1.98%		1.97%
Ratio of net investment income (loss) to average net assets (c)(d)	3.58	% (g)	2.96%	(0.21)%	(0.26)%		0.08%		1.42%
Portfolio turnover rate	7	% (h)	250%	197%	157%		197%		151%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Per share amount represents less than $0.01 per share.

(f)	Ratio includes less than 0.01% of interest expense.

(g)	Annualized.

(h)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Navigator Tactical Fixed Income Fund - Class I
	For the Six		For the	For the	For the		For the		For the
	Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	April 30, 2024		October 31, 2023	October 31, 2022	October 31, 2021		October 31, 2020		October 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$9.45		$9.30	$10.93	$10.64		$10.23		$10.06
From Operations:
Net investment income (a)	0.22		0.38	0.08	0.07		0.11		0.24
Net gain (loss) from securities (both realized and unrealized)	0.33		0.27	(1.07)	0.89		0.42		0.21
Total from operations	0.55		0.65	(0.99)	0.96		0.53		0.45

Distributions to shareholders from:
Net investment income	(0.28)		(0.50)	(0.15)	(0.21)		(0.12)		(0.27)
Net realized gains	—		—	(0.49)	(0.46)		(0.00	) (e)	(0.01)
Total distributions	(0.28)		(0.50)	(0.64)	(0.67)		(0.12)		(0.28)

Net Asset Value, End of Period	$9.72		$9.45	$9.30	$10.93		$10.64		$10.23

Total Return (b)	5.86	% (h)	7.05%	(9.55)%	9.29%		5.30%		4.48%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$7,045,720		$6,482,514	$6,558,482	$8,427,502		$6,087,718		$4,853,812
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	0.97	% (g)	0.99%	0.96%	0.97	% (f)	0.99%		0.99%
net of waivers/reimbursement (c)	0.96	% (g)	0.97%	0.95%	0.96%		0.98%		0.97%
Ratio of net investment income to average net assets (c)(d)	4.59	% (g)	3.97%	0.76%	0.69%		1.08%		2.41%
Portfolio turnover rate	7	% (h)	250%	197%	157%		197%		151%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Per share amount represents less than $0.01 per share.

(f)	Ratio includes less than 0.01% of the interest expenses.

(g)	Annualized.

(h)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year/period presented.

	Navigator Tactical Investment Grade Bond Fund - Class I
	For the Six		For the	For the		For the
	Months Ended		Year Ended	Year Ended		Period*
	April 30, 2024		October 31, 2023	October 31, 2022		October 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$8.82		$8.94	$9.89		$10.00
From Operations:
Net investment income (a)	0.20		0.36	0.13		0.02
Net loss from securities (both realized and unrealized)	0.38		(0.15)	(0.99)		(0.12)
Total from operations	0.58		0.21	(0.86)		(0.10)

Distributions to shareholders from:
Net investment income	(0.20)		(0.33)	(0.09)		(0.01)
Net realized gains	—		—	(0.00	) (g)	—
Total distributions	(0.20)		(0.33)	(0.09)		(0.01)

Net Asset Value, End of Year/Period	$9.20		$8.82	$8.94		$9.89

Total Return (b)	6.53	% (f)	2.33%	(8.75)%		(1.03	)% (f)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$1,220,860		$1,081,292	$1,011,004		$49,463
Ratio of expenses to average net assets,
before waivers/reimbursement/recapture (c)	1.06	% (e)	1.08%	1.10%		1.52	% (e)
net of waivers/reimbursement/recapture (c)	1.01	% (e)	1.01%	1.01%		1.01	% (e)
Ratio of net investment income to average net assets (c)(d)	4.31	% (e)	3.99%	1.44%		1.06	% (e)
Portfolio turnover rate	224	% (f)	1368%	1502%		0	% (f)

*	For the period August 31, 2021 (commencement of operations) to October 31, 2021.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

(g)	Per share amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year/period presented.

	Navigator Tactical U.S. Allocation Fund - Class I
	For the Six		For the	For the		For the
	Months Ended		Year Ended	Year Ended		Period Ended*
	April 30, 2024		October 31, 2023	October 31, 2022		October 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$9.12		$8.47	$10.85		$10.00
From Operations:
Net investment income (loss) (a)	0.22		0.35	0.02		(0.03)
Net gain (loss) from securities (both realized and unrealized)	1.21		0.61	(1.54)		0.88
Total from operations	1.43		0.96	(1.52)		0.85

Distributions to shareholders from:
Net investment income	(0.22)		(0.31)	(0.01)		—
Net realized gains	—		—	(0.85)		—
Total distributions	(0.22)		(0.31)	(0.86)		—

Net Asset Value, End of Year/Period	$10.33		$9.12	$8.47		$10.85

Total Return (b)	15.76	% (d)	11.36%	(15.28)%		8.50	% (d)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$59,259		$51,171	$45,975		$54,240
Ratio of expenses to average net assets,
before waivers/reimbursement (e)	1.19	% (c)	1.23%	1.25	% (f)	1.31	% (c)(f)
net of waivers/reimbursement (e)	1.01	% (c)	1.01%	1.02	% (f)	1.04	% (c)(f)
Ratio of net investment income (loss) to average net assets (e)(g)	4.29	% (c)	3.84%	0.25	% (f)	(0.70	)% (c)(f)
Portfolio turnover rate	9	% (d)	25%	14%		8	% (d)

*	For the period June 11, 2021 (commencement of operations) to October 31, 2021.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(f)	Includes interest expense of 0.01% and 0.03% for the year ended October 31, 2022 and the period ended October 31, 2021, respectively.

(g)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year/period presented.

	Navigator Ultra Short Bond Fund - Class A
							For the Period*
	For the Six Months		For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended	Ended October 31,
	Ended April 30, 2024		October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	2019
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$10.46		$10.32	$10.40	$10.38	$10.24	$10.00
From Operations:
Net investment income (a)	0.28		0.44	0.07	0.02	0.02	0.22
Net gain (loss) from securities (both realized and unrealized)	0.01		0.08	(0.06)	0.02	0.21 (h)	0.02
Total from operations	0.29		0.52	0.01	0.04	0.23	0.24

Distributions to shareholders from:
Net investment income	(0.26)		(0.38)	(0.07)	(0.02)	(0.08)	—
Net realized gains	—		—	(0.02)	—	(0.01)	—
Total distributions	(0.26)		(0.38)	(0.09)	(0.02)	(0.09)	—

Net Asset Value, End of Year/Period	$10.49		$10.46	$10.32	$10.40	$10.38	$10.24

Total Return (b)	2.80	% (f)	5.14%	0.07%	0.38%	2.23%	2.40	% (f)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$6		$6	$11	$23	$81	$102	(g)
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	0.93	% (e)	0.92%	0.95%	0.96%	0.89%	0.81	% (e)
net of waivers/reimbursement (c)	0.65	% (e)	0.65%	0.71%	0.80%	0.80%	0.80	% (e)
Ratio of net investment income to average net assets (c)(d)	5.28	% (e)	4.23%	0.71%	0.19%	0.19%	3.48	% (e)
Portfolio turnover rate	16	% (f)	36%	36%	145%	29%	62	% (f)

	Navigator Ultra Short Bond Fund - Class I
							For the Period*
	For the Six Months		For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended	Ended October 31,
	Ended April 30, 2024		October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	2019
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$10.08		$9.96	$10.05	$10.03	$10.04	$10.00
From Operations:
Net investment income (a)	0.28		0.46	0.12	0.04	0.14	0.15
Net gain (loss) from securities (both realized and unrealized)	0.01		0.07	(0.09)	0.02	0.03 (h)	0.01
Total from operations	0.29		0.53	0.03	0.06	0.17	0.16

Distributions to shareholders from:
Net investment income	(0.27)		(0.41)	(0.10)	(0.04)	(0.17)	(0.12)
Net realized gains	—		—	(0.02)	—	(0.01)	—
Total distributions	(0.27)		(0.41)	(0.12)	(0.04)	(0.18)	(0.12)

Net Asset Value, End of Year/Period	$10.10		$10.08	$9.96	$10.05	$10.03	$10.04

Total Return (b)	2.95	% (f)	5.39%	0.23%	0.63%	1.67%	1.62	% (f)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$68,736		$61,645	$53,954	$53,161	$53,733	$83,171
Ratio of expenses to average net assets,
before waivers/reimbursement/recapture (c)	0.65	% (e)	0.68%	0.69%	0.71%	0.64%	0.56	% (e)
net of waivers/reimbursement/recapture (c)	0.40	% (e)	0.40%	0.45%	0.55%	0.55%	0.55	% (e)
Ratio of net investment income to average net assets (c)(d)	5.52	% (e)	4.62%	1.22%	0.41%	1.37%	2.43	% (e)
Portfolio turnover rate	16	% (f)	36%	36%	145%	29%	62	% (f)

*	Inception date of Class A and Class I shares is March 21, 2019. Start of performance is March 25, 2019.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

(g)	Amount is actual ; not presented in thousands.

(h)	Net realized and unrealized gain on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the Statements of Operations due to the share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2024

1.	ORGANIZATION

Navigator Equity Hedged Fund (“Equity Fund”), Navigator Tactical Fixed Income Fund (“Tactical Fund”), Navigator Tactical Investment Grade Bond Fund (“Bond Fund”), Navigator Tactical U.S. Allocation Fund (“Allocation Fund”) and Navigator Ultra Short Bond Fund (“Ultra Fund”) are series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005 (the Equity Fund, Tactical Fund, Bond Fund, Allocation Fund and Ultra Fund are each a “Fund” and collectively the “Funds”). The Equity Fund, Tactical Fund, Bond Fund, Allocation Fund and Ultra Fund are each a diversified series of the Trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Equity Fund is a “fund of funds”, in that the Equity Fund will generally invest in other investment companies.

Each Fund offers three classes of shares designated as Class A, Class C and Class I except the Ultra Fund which offers only Class A and Class I shares and the Bond Fund and the Allocation Fund which offer only Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.50% for the Equity Fund and 3.75% for the Tactical Fund and Ultra Fund. Class C and Class I shares are offered at NAV. Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The primary investment objective of the Equity Fund, which commenced operations on December 28, 2010, is long-term capital appreciation. The primary investment objective of the Tactical Fund, which commenced operations on March 27, 2014, is to seek total return with a secondary goal of current income. The primary investment objective of the Bond Fund, which commenced operations on August 31, 2021, is to seek total return with a secondary goal of current income. The primary investment objective of the Allocation Fund, which commenced operations on June 11, 2021, is to seek long-term capital appreciation. The primary investment objective of the Ultra Fund, which commenced operations on March 21, 2019, is current income consistent with the preservation of capital.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

positions known as “round lots”. The Funds may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at NAV. Swaps are valued through an independent pricing service or at fair value based upon the daily price reporting based on the underlying index or asset.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2024 for the Funds’ assets and liabilities measured at fair value:

Equity Fund

Assets**	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$16,941,362	$—	$—	$16,941,362
Short-Term Investments	1,547,639	—	—	1,547,639
Options Purchased	—	395,200	—	395,200
Total	$18,489,001	$395,200	$—	$18,884,201

Liabilities**	Level 1	Level 2	Level 3	Total
Options Written	$—	$81,130	$—	$81,130
Total	$—	$81,130	$—	$81,130

Tactical Fund

Assets**	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,658,928,851	$—	$—	$1,658,928,851
Open-End Funds	113,247,470	—	—	113,247,470
Corporate Bonds	—	1,735,306,532	—	1,735,306,532
U.S. Government & Agencies	—	2,999,171,616	—	2,999,171,616
Certificates of Deposit	—	10,017,636	—	10,017,636
Commercial Paper	—	10,572,876	—	10,572,876
Short-Term Investments	860,643,507	—	—	860,643,507
Options Purchased	—	2,537,500	—	2,537,500
Collateral for Securities Loaned	901,617,321	—	—	901,617,321
Total	$3,534,437,149	$4,757,606,160	$—	$8,292,043,309

Open Swap Contracts^	—	29,835,264	—	29,835,264
Total	$—	$29,835,264	$—	$29,835,264

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$55,091,605	$—	$—	$55,091,605
Open Swap Contracts^	$—	$1,058,239	$—	$1,058,239
Total	$55,091,605	$1,058,239	$—	$56,149,844

Bond Fund

Assets**	Level 1	Level 2	Level 3	Total
Short-Term Investments	$1,216,849,103	$—	$—	$1,216,849,103
Total	$1,216,849,103	$—	$—	$1,216,849,103

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

Allocation Fund

Assets**	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$6,229,305	$—	$—	$6,229,305
Corporate Bonds	—	43,325,557	—	43,325,557
U.S. Government & Agencies	—	1,001,063	—	1,001,063
Commercial Paper	—	997,441	—	997,441
Short-Term Investments	8,281,720	—	—	8,281,720
Total	$14,511,025	$45,324,061	$—	$59,835,086

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$1,732,000	$—	$—	$1,732,000
Total	$1,732,000	$—	$—	$1,732,000

Ultra Fund

Assets**	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$69,826,869	$—	$69,826,869
Commercial Paper	—	997,441	—	997,441
Short-Term Investments	286,919	—	—	286,919
Total	$286,919	$70,824,310	$—	$71,111,229

The Funds did not hold any Level 3 securities during the period.

*	Includes cumulative unrealized gain (loss) on futures contracts open at April 30, 2024.

**	Refer to the Schedule of Investments for industry, geographic, or other classifications.

^	The amounts shown for swaps are unrealized appreciation (depreciation).

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying funds that are open-end investment companies are valued at their respective NAVs as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the highest cost method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the potential lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss which could potentially be unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

Swap Agreements – The Funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Funds may hold fixed-rate bonds, the value of which may decrease if interest rates rise, and equities which are subject to equity price risk. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Credit Default Swaps – Credit default swaps (“CDS”) are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Funds to obtain credit risk exposure similar to that of a direct investment in high yield bonds. The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as premiums paid for swap contacts. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Funds had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Futures – The Tactical Fund and Allocation Fund are subject to interest rate risk in the normal course of pursuing their investment objectives. To help manage interest rate risk, the Tactical Fund and Allocation Fund may enter into futures contracts. Upon entering into a futures contract with a broker, the Tactical Fund and Allocation Fund are required to deposit in a segregated account a specified amount of cash or U.S. government securities which are classified as deposits with broker in the accompanying Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Periodically, the Tactical Fund and Allocation Fund will receive from or pay to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Tactical Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Tactical Fund and Allocation Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Tactical Fund’s and Allocation Fund’s Schedules of Investments.

Option Transactions – The Funds are subject to equity price and interest rate risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolios or to gain inverse exposure to market index. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. Call options are purchased to allow the Funds to enter a futures contract or purchase an exchange-

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

traded note at a specified price. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security, index, or future rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security, index, or future in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of April 30, 2024 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the year/period as disclosed below and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2021 to October 31, 2023, or expected to be taken in the Funds’ October 31, 2024 year-end tax returns. The Funds have identified their major tax jurisdictions as U.S. federal, Ohio (for fiscal years prior to fiscal year ended October 31, 2019) and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Dividends from investment income are declared and paid quarterly for the Funds and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or NAV per share of the Funds.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	RISKS

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by each Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

Market Risk – Overall market risks may also affect the value of the Fund. The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

4.	DERIVATIVES

Offsetting of Financial Assets and Derivative Assets and Liabilities – International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Tactical Fund and their counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements. Additionally, the Tactical Fund and each derivative counterparty enter into a Credit Support Annex which becomes part of the ISDA Master Agreement. The Credit Support Annex governs the margin collateral arrangements between the Tactical Fund and the derivative counterparty.

Under an ISDA Master Agreement or similar agreement, the Funds typically may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by a counterparty, the return of collateral with market value in excess of the Funds net liability, held by the defaulting party, may be delayed or denied.

The Funds’ policy is to recognize a net asset or liability equal to the net appreciation (depreciation) of the derivative. The following tables show additional information regarding derivatives and the offsetting of assets and liabilities at April 30, 2024.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

Equity Fund:

Assets					Gross Amounts Not Offset in the Statements of Assets & Liabilities
Description	Counter party	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Financial Instruments Pledged (1)	Cash Collateral Pledged /(Received) (2)	Net Amount
Options Purchased	Pershing	$395,200	$—	$395,200	$(81,130)	$—	$314,070
Total		$395,200	$—	$395,200	$(81,130)	$—	$314,070

Liabilities:					Gross Amounts Not Offset in the Statements of Assets & Liabilities
Description		Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Financial Instruments (1)	Cash Collateral Pledged (Received) (2)	Net Amount
Options Written	Pershing	$(81,130)	$—	$(81,130)	$81,130	$—	$—
Total		$(81,130)	$—	$(81,130)	$81,130	$—	$—

(1)	Included with investments in securities at value on the Statements of Assets of Liabilities. The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to a master netting agreement.

(2)	The amount does not include excess collateral pledged by the counterparty. Detailed collateral amounts are presented in the Statements of Assets and Liabilities.

The effect of Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2024.

	Asset Derivatives		Liability Derivatives
Contract Type	Balance Sheet Location	Value	Balance Sheet Location	Value
Options Purchased/Written	Investments in Securities	$395,200	Options Contracts Written at Value	$81,130

		$395,200		$81,130

The effect of Derivative Instruments on the Statements of Operations for the six months ended April 30, 2024.

			Change in Unrealized
			Appreciation
Contract Type/Primary Risk		Realized Gain (Loss) on	(Depreciation) on
Exposure	Location of Gain or (Loss) on Derivatives	Derivatives	Derivatives

Options Purchased/Equity risk	Net realized loss on options purchased / Net change in unrealized depreciation on options purchased	$(1,016,277)	$363,919
Options Purchased/Interest rate risk	Net realized loss on options purchased / Net change in unrealized depreciation on options purchased	(1,788,731)	(402,543)
Options Written/Equity risk	Net realized gain on options written / Net change in unrealized appreciation on options written	595,439	(436,016)
Options Written/Interest rate risk	Net realized gain on options written / Net change in unrealized appreciation on options written	1,284,668	80,561

Total		$(924,901)	$(394,079)

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

Tactical Fund:

					Gross Amounts Not Offset in the
Assets:					Statements of Assets & Liabilities
Description	Counter party	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Financial Instruments Pledged (1)	Cash Collateral Pledged/ (Received)(2)	Net Amount
Option Purchased	GS	$2,537,500	$—	$2,537,500	$—	$—	$2,537,500
Swap Contracts	GS	24,315,097	—	24,315,097	(694,425)	—	23,620,672
Swap Contracts	MS	5,520,167	—	5,520,167	(363,814)	—	5,156,353
Total		$32,372,764	$—	$32,372,764	$54,033,366	$—	$86,406,130

Liabilities:					Gross Amounts Not Offset in the Statements of Assets & Liabilities
Description	Counter party	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Financial Instruments (1)	Cash Collateral Pledged/ (Received)(2)	Net Amount
Futures Contracts	GS	$(55,091,605)	$—	$(55,091,605)	$—	$55,091,605	$—
Swap Contracts	GS	(694,425)	—	(694,425)	694,425	—	—
Swap Contracts	MS	(363,814)	—	(363,814)	363,814	—	—
Security Lending		(901,617,321)	—	(901,617,321)	901,617,321	—	—
Total		$(957,767,165)	$—	$(957,767,165)	$902,675,560	$55,091,605	$—

GS - Goldman Sachs

MS - Morgan Stanley

(1)	Included with investments in securities at value on the Statements of Assets of Liabilities. The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to a master netting agreement.

(2)	The amount does not include excess collateral pledged by the counterparty. Detailed collateral amounts are presented in the Statements of Assets and Liabilities.

The effect of Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2024.

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value
Options Written and Purchased /Equity risk	Investments in Securities at Value	$2,537,500	Option Contracts Written at Value	$—
Futures contracts / Equity risk	Unrealized Appreciation on Futures Contracts	—	Unrealized Depreciation on Futures Contracts	8,676,050
Futures contracts / Interest rate risk	Unrealized Appreciation on Futures Contracts	—	Unrealized Depreciation on Futures Contracts	46,415,555
Credit default swaps/Credit risk	Unrealized Appreciation on Swap Contracts	29,835,264	Unrealized Depreciation on Swap Contracts	1,058,239

		$32,372,764		$56,149,844

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

The effect of Derivative Instruments on the Statements of Operations for the six months ended April 30, 2024.

			Change in Unrealized
		Realized	Appreciation
Contract Type/	Location of Gain or (Loss) On	Gain (Loss)	/(Depreciation)
Primary Risk Exposure	Derivatives	on Derivatives	on Derivatives
Credit default swaps/Credit risk	Net realized gain (loss) on swaps contracts/Net change in unrealized appreciation (depreciation) on swaps contracts	$132,344,209	$44,508,476
Futures contracts / Interest rate risk	Net realized gain (loss) on futures contracts/Net change in unrealized appreciation (depreciation) on futures contracts	68,114,125	(59,395,581)
Options Purchased / Interest rate risk	Net realized gain (loss) on options purchased/Net change in unrealized appreciation (depreciation) on options purchased	(2,004,750)	1,238,870
Options Purchased / Equity risk	Net realized gain (loss) on options purchased/Net change in unrealized appreciation (depreciation) on options purchased	(8,545,418)	200,428
Options Written / Interest rate risk	Net realized gain (loss) on options written / Net change unrealized appreciation/(depreciation) on options written	2,004,750	—
Options Written / Equity risk	Net realized gain (loss) on options written / Net change unrealized appreciation/(depreciation) on options written	18,784	(15,296)
Total		$191,931,700	$(13,463,103)

Bond Fund:

The effect of Derivative Instruments on the Statements of Operations for the six months ended April 30, 2024.

			Change in Unrealized
			Appreciation
Contract Type/Primary Risk		Realized Gain (Loss) on	(Depreciation) on
Exposure	Location of Gain or (Loss) on Derivatives	Derivatives	Derivatives
Credit default swaps/Credit risk	Net realized gain on swaps contracts/Net change in unrealized appreciation (depreciation) on swaps contracts	$2,079,694	$—
Futures contracts /Interest rate risk	Net realized gain on futures contracts/Net change in unrealized appreciation (depreciation) on futures contracts	2,004,738	—
Total		$4,084,432	$—

Allocation Fund:

The effect of Derivative Instruments on the Statements of Operations for the six months ended April 30, 2024.

			Change in Unrealized
			Appreciation
Contract Type/Primary Risk		Realized Gain on	(Depreciation) on
Exposure	Location of Gain or (Loss) on Derivatives	Derivatives	Derivatives
Futures contracts /Equity risk	Net realized loss on futures contracts/Net change in unrealized appreciation (depreciation) on futures contracts	$7,713,663	$(1,732,000)
Total		$7,713,663	$(1,732,000)

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Clark Capital Management Group, Inc. serves as the Funds’ investment advisor (the “Advisor”).

Pursuant to the investment advisory agreement (the “Advisory Agreement”) with the Trust on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the Equity Fund, 0.85% of the average daily net assets of the Tactical Fund up to $4.5 billion, 0.80% of the of the average

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

daily net assets of the Tactical Fund from $4.5 billion to $5.5 billion and 0.75% of the average daily net assets of the Tactical Fund above $5.5 billion, 0.85% of the average daily net assets of the Bond Fund and Allocation Fund and 0.30% of the average daily net assets of the Ultra Fund. For the six months ended April 30, 2024, the Advisor earned advisory fees of $105,596, $28,325,054, $4,954,993, $242,256 and $94,783 for the Equity Fund, Tactical Fund, Bond Fund, Allocation Fund and Ultra Fund, respectively.

Pursuant to an exemptive order, the Tactical Fund invested a portion of its assets in the Allocation Fund and Ultra Fund. The Advisor has agreed to waive its net advisory fee (after expense limitation agreement waiver) on the portion of the Tactical Fund’s assets that are invested in the Bond Fund, Allocation Fund and Ultra Fund. For the six months ended April 30, 2024, the Tactical Fund waived $447,785 in advisory fees pursuant to this agreement.

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit the Funds’ expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor) at least until the expiration dates specified below and will not exceed the following levels of the average daily net assets attributable to each class of shares:

Fund	Class A	Class C	Class I	Expiration Date
Equity Fund	1.35%	2.10%	1.10%	2/28/2025
Bond Fund	—	—	1.01%	2/28/2025
Allocation Fund	—	—	1.01%	2/28/2025
Ultra Fund	0.65%	—	0.40%	2/28/2025

Waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation amounts listed above, within three years of when the amounts were waived. During the six months ended April 30, 2024, the Advisor waived $128,003, $273,524, $51,943 and $79,712 in fees from the Equity Fund, Bond Fund, Allocation Fund and Ultra Fund, respectively.

The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund	October 31, 2024	October 31, 2025	October 31, 2026	Total
Equity Fund	$170,615	$160,843	$187,177	$518,635
Bond Fund	41,650	632,196	774,444	1,448,290
Allocation Fund	52,165	112,432	111,067	275,664
Ultra Fund	88,375	128,968	161,276	378,619

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (“NLD” or the “Distributor”). The Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) for Class A and Class C shares, respectively, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares for such distribution and shareholder service activities. For the six months ended April 30, 2024, the Equity Fund incurred distribution fees of $950 and $1,282 for Class A shares and Class C shares, respectively, the Tactical Fund incurred distribution fees of $57,078 and $116,111 for Class A shares and Class C shares, respectively, and the Ultra Fund incurred distribution fees of $7 for Class A shares.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended April 30, 2024, the Distributor received $22,627 in underwriting commissions for sales of Class A shares, of which $3,424 was retained by the principal underwriter or other affiliated broker-dealers.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from the sale of securities, other than short-term securities and U.S. Government securities, for the six months ended April 30, 2024, amounted to $76,864,039 and $88,447,465 respectively, for the Equity Fund; $3,255,919,350 and $246,230,142 respectively, for the Tactical Fund; $964,167,288 and $1,007,495,261, respectively, for the Bond Fund, $43,647,082 and $4,008,247, respectively, for the Allocation Fund; and $58,979,217 and $9,249,893, respectively, for the Ultra Fund.

The cost of purchases and the proceeds from the sale of U.S. Government securities, for the six months ended April 30, 2024, amounted to $4,289,124,136 and $47,999,437 respectively, for the Tactical Fund.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes including futures and swaps, and its respective gross unrealized appreciation and depreciation at April 30, 2024, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Navigator Equity Hedged Fund	$19,246,138	$465,256	$(908,323)	$(443,067)
Navigator Tactical Fixed Income Fund	8,308,854,642	41,867,552	(58,678,885)	(16,811,333)
Navigator Tcatical Investment Garde Bond Fund	1,216,849,103	—	—	—
Navigator Tactical US Allocation Fund	56,970,007	2,874,035	(8,956)	2,865,079
Navigator Ultra Short Term Fund	71,049,767	72,784	(11,322)	61,462

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended October 31, 2023 and October 31, 2022 was as follows:

For the year ended October 31, 2023:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Navigator Equity Hedged Fund	$377,811	$—	$—	$377,811
Navigator Tactical Fixed Income Fund	345,059,888	—	—	345,059,888
Navigator Tactical Investment Grade Bond Fund	37,900,560	—	—	37,900,560
Navigator Tactical US Allocation Fund	1,679,685	—	—	1,679,685
Navigator Ultra Short Term Bond Fund	2,370,909	—	—	2,370,909

For the year ended October 31, 2022:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Navigator Equity Hedged Fund	$5,522,944	$—	$—	$5,522,944
Navigator Tactical Fixed Income Fund	387,715,662	122,294,023	—	510,009,685
Navigator Tactical Investment Grade Bond Fund	8,153,109	—	—	8,153,109
Navigator Tactical US Allocation Fund	1,663,650	2,638,135	—	4,301,785
Navigator Ultra Short Term Bond Fund	566,375	31,625	—	598,000

As of October 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits
Navigator Equity Hedged Fund	$26,718	$—	$—	$(4,492,615)	$—	$(859,310)	$(5,325,207)
Navigator Tactical Fixed Income Fund	63,370,546	—	—	(763,857,781)	—	(44,061,252)	(744,548,487)
Navigator Tactical Investment Grade Bond Fund	5,921,147	—	—	(77,993,516)	—	20,970	(72,051,399)
Navigator Tactical US Allocation Fund	340,018	—	—	(5,130,277)	—	(8,780)	(4,799,039)
Navigator Ultra Short Term Bond Fund	484,178	—	—	(94,967)	—	(13,670)	375,541

The difference between book basis and tax basis unrealized appreciation/(depreciation) and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales, and mark-to-market on open futures and options contracts.

At October 31, 2023, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized, as follows:

					Capital Loss Carry
	Short-Term	Long-Term	Total		Forward Utilized
Navigator Equity Hedged Fund	$4,115,915	$376,700	4,492,615		$1,661,205
Navigator Tactical Fixed Income Fund	633,227,738	130,630,043	763,857,781		17,741,107
Navigator Tactical Investment Grade Bond Fund	73,662,213	4,331,303	77,993,516	*	—
Navigator Tactical US Allocation Fund	2,174,811	2,955,466	5,130,277		3,036,827
Navigator Ultra Short Term Bond Fund	81,742	13,225	94,967		30,467

*	The Navigator Tactical Investment Grade Bond Fund experienced a shareholder change in ownership resulting in an annual limitation on the amount of pre-change capital loss carry forwards available to be recognized in each year. Due to IRC Section 382 limitations, utilization of these carry forwards is limited to a maximum of $1,543,207 per year ($959,748 in the initial year.)

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

Permanent book and tax differences, primarily attributable to prior year adjustments for swaps, resulted in reclassifications for the year ended October 31, 2023 as follows:

Paid
	In	Accumulated
	Capital	Earnings (Losses)
Navigator Equity Hedged Fund	$—	$—
Navigator Tactical Fixed Income Fund	(5,108,721)	5,108,721
Navigator Tactical Investment Grade Bond Fund	—	—
Navigator Tactical US Allocation Fund	—	—
Navigator Ultra Short Term Bond Fund	—	—

9.	FOREIGN TAX CREDIT (UNAUDITED)

The following Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal years ended October 31, 2023 and October 31, 2022 were as follows:

For fiscal year ended
10/31/2023	Foreign Taxes Paid	Foreign Source Income
Navigator Equity Hedged Fund	$0.0032	$0.0522

For fiscal year ended
10/31/2022	Foreign Taxes Paid	Foreign Source Income
Navigator Equity Hedged Fund	$0.0024	$0.0382

10.	SECURITIES LENDING

The Funds have entered into a securities lending arrangement (the “Agreement”) with The Bank of New York Mellon (the “Lending Agent”). Under the terms of the Agreement, the Funds are authorized to loan securities to the Lending Agent. In exchange, the Funds receive cash and “non-cash” or “securities” collateral in the amount of at least 102% of the value of the securities loaned. The value of securities loaned is disclosed in a footnote on the Statements of Assets and Liabilities and on the Schedules of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Lending Agent fails to return the securities on loan. The Funds’ cash collateral received in securities lending transactions is invested in the Goldman Sachs Financial Square Government Fund, as presented below. The Lending Agent retains the right to offset amounts payable to the Funds under the Agreement against amounts payable by the Lending Agent. Accordingly, the Agreement does not permit the Funds to enforce a netting arrangement.

As of April 30, 2024, the Tactical Fund loaned securities which was collateralized by cash and other securities. The value of the securities on loan and the value of the related collateral was as follows:

Fund	Value of Securities Loaned	Value of Collateral*
Tactical Fund	$923,678,671	$942,879,841

*	The Tactical Fund received cash collateral of $901,617,321 which was subsequently invested in the Goldman Sachs Financial Square Government Fund as reported in the Schedule of Investments.

Securities Lending Transactions

Overnight and Continuous

Tactical Fund
Goldman Sachs Financial Square Government Fund	$901,617,321

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

11.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or are affiliated through common management. Companies which are affiliates of the Tactical Fund as of April 30, 2024 are noted in the Fund’s Schedule of Investments. Transactions during the six months ended April 30, 2024, with affiliated companies were as follows:

Tactical Fund

					Change in
	Value - Beginning of			Realized Gain /	Unrealized Gain /	Dividend	Value - End of
Affiliated Holding	Year/Period	Purchases	Sales Proceeds	(Loss)	(Loss)	Income	Year/Period	Ending Shares
Ultra Fund	$52,444,702	$1,431,285	$—	$—	$116,277	$1,431,285	$53,992,264	5,345,769
Allocation Fund	51,185,904	1,262,284	—	—	6,807,018	1,262,284	59,255,206	5,736,225
	$103,630,606	$2,693,569	$—	$—	$6,923,295	$2,693,569	$113,247,470	11,081,994

12.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under section 2(a)(9) of the 1940 Act. As of April 30, 2024, National Financial Services LLC accounts holding Shares for the benefit of others, held approximately 58% and 46% of the Tactical Fund and Bond Fund, respectively of the voting securities of the Fund. As of April 30, 2024, Pershing LLC, accounts holding shares for the benefit of others, held approximately 63% of the voting securities of the Equity Fund. As of April 30, 2024, Mac & Co. held approximately 79% and 100% of the Ultra Fund and Allocation Fund, respectively.

13.       UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The following Fund currently invests a portion of its assets in the corresponding investment at April 30, 2024. The Fund may redeem its investment from the investment at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the investment. The financial statements of the investment, including its schedule of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.

Fund	Investment	Percentage of Net Assets
Bond Fund	Dreyfus Treasury Obligations Cash Management Fund Institutional Class	99.7%

14.	REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

15.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

The Board approved the liquidation of the Navigator Equity Hedged Fund and was liquidated and dissolved on May 24, 2024.

Navigator Funds
DISCLOSURE OF FUND EXPENSES (Unaudited)
April 30, 2024

As a shareholder of the Funds you incur two types of costs: (1) transaction costs (such as front-end loads) and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time beginning November 1, 2023, and held through April 30, 2024.

Actual Expenses: The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes: The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)

Class A	Fund’s Annualized Expense Ratio	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Expenses Paid During Period*	Ending Account Value 4/30/24	Expenses Paid During Period*
Navigator Equity Hedged Fund	1.35%	$1,000.00	$1,058.60	$6.91	$1,018.15	$6.77
Navigator Tactical Fixed Income Fund	1.21%	$1,000.00	$1,057.30	$6.19	$1,018.85	$6.07
Navigator Ultra Short Bond Fund	0.65%	$1,000.00	$1,028.00	$3.28	$1,021.63	$3.27

Class C
Navigator Equity Hedged Fund	2.10%	$1,000.00	$1,054.60	$10.73	$1,014.42	$10.52
Navigator Tactical Fixed Income Fund	1.96%	$1,000.00	$1,053.50	$10.01	$1,015.12	$9.82

Class I
Navigator Equity Hedged Fund	1.10%	$1,000.00	$1,059.70	$5.63	$1,019.39	$5.52
Navigator Tactical Fixed Income Fund	0.96%	$1,000.00	$1,058.60	$4.91	$1,020.09	$4.82
Navigator Tactical Investment Grade Bond Fund	1.01%	$1,000.00	$1,065.30	$5.19	$1,019.84	$5.07
Navigator Tactical U.S. Allocation Fund	1.01%	$1,000.00	$1,157.60	$5.42	$1,019.84	$5.07
Navigator Ultra Short Bond Fund	0.40%	$1,000.00	$1,029.50	$2.02	$1,022.87	$2.01

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period ended April 30, 2024 (182) divided by the number of days in the fiscal year (366).

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the period ended April 30, 2024, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Clark Capital Management Group, Inc. Adviser to Navigator Equity Hedged Fund (“Navigator Equity”), Navigator Tactical Fixed Income Fund (“Navigator Tactical”) and Navigator Ultra Short Bond Fund (“Navigator Ultra”), Navigator Tactical Investment Grade Bond Fund (“Navigator Investment”) and Navigator Tactical U.S. Allocation Fund (“Navigator Allocation”) *

In connection with the regular meeting held on June 21-22, 2023 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the re-approval of an investment advisory agreement (the “Advisory Agreement”) between Clark Capital Management Group, Inc. (“Adviser” or “Clark”) and the Trust, with respect to the Navigator Equity, Navigator Tactical, Navigator Ultra, Navigator Investment and Navigator Allocation (each a “Fund” and collectively referred to as the “Navigator Funds). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Services.

The Board noted its familiarity with Clark including, that Clark was founded in 1986 and that Clark provided multiple investment strategies across several asset classes. The Board discussed the background of Clark’s key personnel, noting their education and varied financial industry experience. The Board noted that Clark reported no material compliance or litigation issues since the last advisory agreement renewal. They considered that the Adviser monitored compliance with each Navigator Fund’s investment limitations using Excel spreadsheets linked to Bloomberg API and an order management system. The Board noted Clark had continued to enhance its cybersecurity protocols and resiliency and that there were no material incidents reported. The Board concluded that Clark had the resources to continue to provide high quality service to each Navigator Fund and its respective shareholders.

Performance.

Navigator Equity. The Board discussed the Fund’s investment objective and strategy, noting that the Fund had received a three-star Morningstar fund rating. The Board noted that the Fund underperformed its index over all periods presented, with the exception of the one-year period. The Board considered the Adviser’s assertion that the Fund’s outperformance, specific to the trailing one-year period, was due to the hedged component and tactical management of the Fund’s U.S. holdings. The Board considered the Adviser’s disagreement with the index, noting that the Fund outperformed the Adviser selected index, which included strategies with a hedging component, over the three-year, five-year and since inception periods. The Board concluded that the Fund was being managed consistent with its prospectus and performance was consistent with that mandate.

Navigator Tactical. The Board discussed the Fund’s objective and Morningstar category. They observed that the Fund was in the top quartile over the 5-year and since inception periods, while it underperformed its category and peer group medians over the one-year time period. The Board noted that the Fund had a 4-star rating from Morningstar. The Board concluded that Clark had successfully implemented the Fund’s strategy to the benefit of shareholders.

Navigator Ultra. The Board discussed the Fund’s current objective and investment strategy. The Board noted that the Fund maintained a 4-star rating from Morningstar. The Board observed that the Fund outperformed its benchmark over all periods presented. They mentioned that the Fund had increased its AUM by 5.6% since the last approval of the advisory agreement. The Board concluded that Clark was managing the Fund in accordance with the Fund’s strategy, and performance was aligned with the strategy.

Navigator Investment. The Board discussed the Fund’s current objective, noting that the Fund had a secondary goal of income. They mentioned that the Fund’s yield was 3.02% as of March 31, 2023. The Board observed that the Fund outperformed its benchmark since inception period and underperformed its peer group and category median over both time periods presented. The Board noted the Adviser’s experience with managing such strategy and concluded that Clark was managing the Fund in accordance with the strategy articulated in the Fund’s prospectus and performance was acceptable.

Navigator Allocation. The Board discussed the Fund’s current objective and investment strategy. The Board noted that the Fund had not yet received a Morningstar rating due to its limited history of operations. The Board observed that the Fund outperformed its benchmark over the one-year period and underperformed during the inception period. The Board concluded that Clark was managing the Fund in accordance with the strategy articulated in the Fund’s prospectus and performance was consistent with that mandate.

Fees and Expenses.

Navigator Equity. The Board reviewed the Fund’s peer group along with the Fund’s advisory fee of 0.75% and considered that it was lower than both the category and peer group medians and averages but within the range of the advisory fees charged by the funds in the peer group. They discussed the Fund’s current expense limitation agreement and the Adviser’s willingness to discuss breakpoints in the future as the Fund increases in assets. The Board agreed that the advisory fee was not unreasonable.

Navigator Tactical. The Board reviewed the Fund’s advisory fee of 0.85% (with breakpoints beginning at $4.5 billion) and noted that it was higher than both the category and peer group medians and averages. The Board further noted the Fund’s net expense ratio was higher than its peer group median and higher than its category median but was within the range of net expense ratios for the funds within the peer group. The Board considered the Adviser’s assertion that the advisory fee was reasonable given the financial industry experience needed to manage and implement the Fund’s strategy. The Board concluded that the advisory fee was not unreasonable.

Navigator Ultra. The Board discussed the Fund’s advisory fee of 0.30% and noted that it was slightly lower than the peer group average and higher than the category median. The Board further noted the Fund’s net expense ratio was higher than its peer and category averages and medians but within the range of net expense ratios for the funds within the peer group as a whole. The Board discussed the current expense limitation agreement and the Adviser’s willingness to discuss breakpoints in the future. The Board agreed that the advisory fee was not unreasonable.

Navigator Investment. The Board discussed the Fund’s advisory fee of 0.85% (with breakpoints beginning at $4.5 billion) and noted that it was higher than the peer group median and average. The Board further noted the Fund’s net expense ratio was lower than its peer group and category median and averages. The Board acknowledged the current expense limitation agreement and the advisory fee breakpoints currently in place. The Board commented on the Adviser’s assertion that the fees and expenses for the Fund were reasonable given the size of the Fund and the resources required to manage the Fund. The Board agreed that the advisory fee was not unreasonable.

Navigator Allocation. The Board reviewed the Fund’s peer group along with the Fund’s advisory fee of 0.85% (with breakpoints beginning at $4.5 billion) and considered that it was higher than both the category and peer group medians and averages. The Board considered the Adviser’s assertion that the fees and expenses for the Fund were reasonable given the resources required to manage the Fund. The discussed the Fund’s current expense limitation agreement and the advisory fee breakpoints in place. The Board agreed that the advisory fee was not unreasonable.

Economies of Scale.

The Board considered whether economies of scale had been reached with respect to the fees paid to Clark on behalf of the Navigator Funds. The Board noted that Clark had previously agreed to breakpoints for several Navigator Funds. The Board also noted that the absence of breakpoints would be considered for the other Funds as assets grow.

Profitability.

The Board reviewed the profitability analysis provided by Clark with respect to each Navigator Fund. The Board noted that Clark realized a loss for each Fund with the exception of Navigator Tactical, Navigator Investment, and Navigator Allocation. The Board discussed Clark’s profits from its relationship with each of the aforementioned Funds and concluded that such profits were not excessive.

Conclusion.

Having requested and received such information from Clark as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement and as assisted by the advice of counsel, the Board concluded that renewal of the Advisory Agreement with Clark was in the best interests of the shareholders of each Navigator Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Navigator Funds.

PRIVACY NOTICE

Rev. April 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depends on the product or service that you have with us. This information can include:
Social Security number and wire transfer instructions account transactions and transaction history investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

open an account or deposit money

direct us to buy securities or direct us to sell your securities seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

affiliates from using your information to market to you.

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. Northern Lights Fund Trust doesn’t jointly market.

Investment Advisor

Clark Capital Management Group, Inc.

1650 Market Street, 53rd Floor

Philadelphia, PA 19103

Administrator

Ultimus Fund Solutions LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-766-2264 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-766-2264.

Investor Information: 1-877-766-2264

NAVIGATOR-SAR24

(b) Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)      Not applicable.

(a)(2)      Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)      Not applicable for open-end investment companies.

(b)          Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By	(Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, President/Principal Executive Officer

Date	7/1/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, President/Principal Executive Officer

Date	7/1/24

By	(Signature and Title)
/s/ Jim Colantino
Jim Colantino, Treasurer/Principal Financial Officer

Date	7/1/24